Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 20.2%
Technology - 6.4%
Apple, Inc.	19,821	$3,268,483
Microsoft Corp.	8,373	2,413,936
QUALCOMM, Inc.	4,718	601,922
Texas Instruments, Inc.	2,982	554,682
Microchip Technology, Inc.	5,723	479,473
NXP Semiconductor N.V.	2,553	476,071
NVIDIA Corp.	1,631	453,043
Akamai Technologies, Inc.*	5,663	443,413
Qorvo, Inc.*	4,175	424,055
NetApp, Inc.	6,468	412,982
Skyworks Solutions, Inc.	3,234	381,547
KLA Corp.	935	373,224
Adobe, Inc.*	913	351,843
ON Semiconductor Corp.*	4,086	336,359
Applied Materials, Inc.	2,564	314,936
Cognizant Technology Solutions Corp. — Class A	5,052	307,818
Broadcom, Inc.	470	301,524
Seagate Technology Holdings plc	4,393	290,465
Analog Devices, Inc.	1,464	288,730
Micron Technology, Inc.	4,527	273,159
Lam Research Corp.	372	197,205
HP, Inc.	5,510	161,719
Salesforce, Inc.*	662	132,254
Total Technology		13,238,843
Consumer, Non-cyclical - 3.6%
Merck & Company, Inc.	6,152	654,511
Pfizer, Inc.	14,821	604,697
Bristol-Myers Squibb Co.	7,326	507,765
Gilead Sciences, Inc.	6,009	498,567
Amgen, Inc.	2,035	491,961
Philip Morris International, Inc.	5,058	491,891
Vertex Pharmaceuticals, Inc.*	1,526	480,797
Hologic, Inc.*	5,290	426,903
Quest Diagnostics, Inc.	3,003	424,864
Altria Group, Inc.	9,183	409,745
Incyte Corp.*	5,508	398,063
United Rentals, Inc.	944	373,597
Organon & Co.	13,711	322,483
Johnson & Johnson	1,943	301,165
Laboratory Corporation of America Holdings	1,102	252,821
UnitedHealth Group, Inc.	463	218,809
Molina Healthcare, Inc.*	785	209,980
HCA Healthcare, Inc.	498	131,313
PayPal Holdings, Inc.*	1,635	124,162
Abbott Laboratories	1,183	119,790
Total Consumer, Non-cyclical		7,443,884
Consumer, Cyclical - 3.1%
Home Depot, Inc.	2,005	591,716
Lowe's Companies, Inc.	2,848	569,514
Yum! Brands, Inc.	3,501	462,412
PACCAR, Inc.	6,042	442,274
Lennar Corp. — Class A	3,668	385,543
DR Horton, Inc.	3,938	384,703
Tesla, Inc.*	1,832	380,067
NVR, Inc.*	66	367,765
PulteGroup, Inc.	6,215	362,210
BorgWarner, Inc.	7,180	352,610
McDonald's Corp.	1,215	339,726
WW Grainger, Inc.	432	297,566
Cummins, Inc.	1,232	294,300
O'Reilly Automotive, Inc.*	343	291,200
Darden Restaurants, Inc.	1,400	217,224
Domino's Pizza, Inc.	640	211,117
Bath & Body Works, Inc.	5,703	208,616
AutoZone, Inc.*	84	206,485
Starbucks Corp.	1,176	122,457
Total Consumer, Cyclical		6,487,505
Communications - 2.2%
Alphabet, Inc. — Class C*	13,335	1,386,840
Amazon.com, Inc.*	7,877	813,615
Cisco Systems, Inc.	13,301	695,310
VeriSign, Inc.*	2,159	456,261
Juniper Networks, Inc.	10,194	350,877
F5, Inc.*	2,271	330,862
Meta Platforms, Inc. — Class A*	1,520	322,149
Booking Holdings, Inc.*	55	145,883
Total Communications		4,501,797
Industrial - 2.1%
Illinois Tool Works, Inc.	2,055	500,290
3M Co.	4,362	458,490
Carrier Global Corp.	9,654	441,671
Otis Worldwide Corp.	5,231	441,496
Lockheed Martin Corp.	922	435,857
Snap-on, Inc.	1,708	421,688
Packaging Corporation of America	2,996	415,935
Masco Corp.	8,052	400,345
Sealed Air Corp.	7,327	336,382
Caterpillar, Inc.	984	225,179
Textron, Inc.	2,834	200,165
Allegion plc	1,694	180,801
Total Industrial		4,458,299
Financial - 1.5%
Visa, Inc. — Class A	3,830	863,512
JPMorgan Chase & Co.	6,498	846,755
Bank of New York Mellon Corp.	8,912	404,961
Mastercard, Inc. — Class A	865	314,349
Berkshire Hathaway, Inc. — Class B*	863	266,469
State Street Corp.	2,525	191,117
Prologis, Inc. REIT	1,110	138,495
Total Financial		3,025,658
Energy - 1.2%
Exxon Mobil Corp.	8,594	942,418
Marathon Petroleum Corp.	3,635	490,107
Valero Energy Corp.	3,348	467,381
Phillips 66	2,769	280,721
Occidental Petroleum Corp.	3,731	232,926
Total Energy		2,413,553
Basic Materials - 0.1%
LyondellBasell Industries N.V. — Class A	1,511	141,868
Total Common Stocks
(Cost $39,900,869)		41,711,407

MUTUAL FUNDS† - 74.0%
Guggenheim Strategy Fund III[1]	2,304,751	55,890,204

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 74.0% (continued)
Guggenheim Variable Insurance Strategy Fund III[1]	2,246,881	$54,486,872
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,721,974	26,430,372
Guggenheim Strategy Fund II1	655,142	15,860,978
Total Mutual Funds
(Cost $156,663,751)		152,668,426

MONEY MARKET FUND† - 4.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[2]	9,388,362	9,388,362
Total Money Market Fund
(Cost $9,388,362)		9,388,362
Total Investments - 98.7%
(Cost $205,952,982)		$203,768,195
Other Assets & Liabilities, net - 1.3%		2,645,085
Total Net Assets - 100.0%		$206,413,280

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	24	Jun 2023	$4,965,300	$295,858

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	5.06% (Federal Funds Rate + 0.23%)	At Maturity	06/28/23	18,159	$159,626,326	$13,326,200

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,711,407	$–	$–	$41,711,407
Mutual Funds	152,668,426	–	–	152,668,426
Money Market Fund	9,388,362	–	–	9,388,362
Equity Futures Contracts**	295,858	–	–	295,858
Equity Index Swap Agreements**	–	13,326,200	–	13,326,200
Total Assets	$204,064,053	$13,326,200	$–	$217,390,253

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$21,079,040	$248,142	$(5,622,140)	$(17,513)	$173,449	$15,860,978	655,142	$249,211
Guggenheim Strategy Fund III	54,778,133	679,495	–	–	432,576	55,890,204	2,304,751	679,880
Guggenheim Ultra Short Duration Fund — Institutional Class	25,924,450	318,295	–	–	187,627	26,430,372	2,721,974	318,133
Guggenheim Variable Insurance Strategy Fund III	53,430,927	656,295	–	–	399,650	54,486,872	2,246,881	655,620
	$155,212,550	$1,902,227	$(5,622,140)	$(17,513)	$1,193,302	$152,668,426		$1,902,844

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 94.1%
Consumer, Non-cyclical - 19.8%
Johnson & Johnson	30,481	$4,724,555
Humana, Inc.	9,178	4,455,552
Tyson Foods, Inc. — Class A	60,213	3,571,835
Merck & Company, Inc.	31,293	3,329,262
Quest Diagnostics, Inc.	23,274	3,292,806
Ingredion, Inc.	31,921	3,247,323
Medtronic plc	34,609	2,790,178
Archer-Daniels-Midland Co.	33,763	2,689,561
Henry Schein, Inc.*	29,932	2,440,656
HCA Healthcare, Inc.	6,743	1,777,994
Encompass Health Corp.	31,362	1,696,684
Bunge Ltd.	16,341	1,560,892
Moderna, Inc.*	8,817	1,354,115
Euronet Worldwide, Inc.*	12,016	1,344,590
Pfizer, Inc.	29,771	1,214,657
Bristol-Myers Squibb Co.	16,678	1,155,952
Total Consumer, Non-cyclical		40,646,612
Financial - 14.6%
JPMorgan Chase & Co.	50,992	6,644,767
Bank of America Corp.	147,817	4,227,566
Berkshire Hathaway, Inc. — Class B*	13,678	4,223,356
Mastercard, Inc. — Class A	7,053	2,563,130
Wells Fargo & Co.	64,352	2,405,478
American Tower Corp. — Class A REIT	10,953	2,238,136
Voya Financial, Inc.	27,419	1,959,362
Goldman Sachs Group, Inc.	5,570	1,822,003
Charles Schwab Corp.	34,239	1,793,439
STAG Industrial, Inc. REIT	34,679	1,172,844
T. Rowe Price Group, Inc.	8,571	967,666
Total Financial		30,017,747
Energy - 10.7%
Chevron Corp.	34,320	5,599,651
ConocoPhillips	44,111	4,376,253
Diamondback Energy, Inc.	22,484	3,039,162
Coterra Energy, Inc. — Class A	91,049	2,234,343
Pioneer Natural Resources Co.	9,045	1,847,351
Kinder Morgan, Inc.	95,042	1,664,185
Marathon Oil Corp.	69,368	1,662,057
Equities Corp.	50,365	1,607,147
Total Energy		22,030,149
Communications - 10.3%
Verizon Communications, Inc.	132,534	5,154,247
Alphabet, Inc. — Class A*	44,248	4,589,845
Comcast Corp. — Class A	66,547	2,522,796
Cisco Systems, Inc.	46,985	2,456,141
Walt Disney Co.*	22,077	2,210,570
Fox Corp. — Class B	51,667	1,617,694
Juniper Networks, Inc.	43,590	1,500,368
T-Mobile US, Inc.*	7,508	1,087,459
Total Communications		21,139,120
Utilities - 9.1%
OGE Energy Corp.	106,476	4,009,886
Edison International	42,789	3,020,476
Pinnacle West Capital Corp.	34,050	2,698,122
Exelon Corp.	61,531	2,577,534
Duke Energy Corp.	19,722	1,902,581
NiSource, Inc.	65,351	1,827,214
Black Hills Corp.	26,749	1,687,862
PPL Corp.	33,862	941,025
Total Utilities		18,664,700
Technology - 7.7%
Microsoft Corp.	12,403	3,575,785
KLA Corp.	6,419	2,562,272
Teradyne, Inc.	22,246	2,391,667
Leidos Holdings, Inc.	23,089	2,125,574
Fiserv, Inc.*	17,379	1,964,348
Amdocs Ltd.	15,609	1,498,932
Micron Technology, Inc.	17,623	1,063,372
MACOM Technology Solutions Holdings, Inc.*	9,152	648,328
Total Technology		15,830,278
Consumer, Cyclical - 7.4%
Walmart, Inc.	23,914	3,526,119
PACCAR, Inc.	30,379	2,223,743
Delta Air Lines, Inc.*	62,440	2,180,405
Lear Corp.	15,549	2,168,930
Ferguson plc	15,586	2,084,628
Whirlpool Corp.	11,825	1,561,136
Southwest Airlines Co.	47,188	1,535,497
Total Consumer, Cyclical		15,280,458
Basic Materials - 7.3%
Westlake Corp.	30,967	3,591,553
Huntsman Corp.	105,501	2,886,507
Reliance Steel & Aluminum Co.	10,519	2,700,648
Nucor Corp.	14,162	2,187,604
Freeport-McMoRan, Inc.	52,034	2,128,711
DuPont de Nemours, Inc.	21,889	1,570,974
Total Basic Materials		15,065,997
Industrial - 7.2%
Curtiss-Wright Corp.	20,865	3,677,665
Knight-Swift Transportation Holdings, Inc.	52,061	2,945,611
Johnson Controls International plc	48,216	2,903,567
L3Harris Technologies, Inc.	11,920	2,339,181
Teledyne Technologies, Inc.*	3,621	1,619,891
Advanced Energy Industries, Inc.	12,693	1,243,914
Total Industrial		14,729,829
Total Common Stocks
(Cost $159,214,734)		193,404,890

EXCHANGE-TRADED FUNDS† - 3.1%
iShares Russell 1000 Value ETF	42,314	6,442,729
Total Exchange-Traded Funds
(Cost $6,435,561)		6,442,729

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MONEY MARKET FUND† - 2.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[1]	5,745,500	$5,745,500
Total Money Market Fund
(Cost $5,745,500)		5,745,500
Total Investments - 100.0%
(Cost $171,395,795)		$205,593,119
Other Assets & Liabilities, net - 0.0%		(7,239)
Total Net Assets - 100.0%		$205,585,880

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$193,404,890	$–	$–	$193,404,890
Exchange-Traded Funds	6,442,729	–	–	6,442,729
Money Market Fund	5,745,500	–	–	5,745,500
Total Assets	$205,593,119	$–	$–	$205,593,119

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.1%
Financial - 19.2%
Banco Santander S.A.††	270,290	$1,007,650
AXA S.A.††	32,700	998,341
DBS Group Holdings Ltd.††	39,604	984,906
ANZ Group Holdings Ltd.††	62,360	961,231
Westpac Banking Corp.††	62,370	908,325
Banco Bilbao Vizcaya Argentaria S.A.††	124,440	890,037
BNP Paribas S.A.††	14,230	850,135
United Overseas Bank Ltd.††	37,513	841,621
National Australia Bank Ltd.††	44,730	833,692
Credit Agricole S.A.††	69,550	784,934
Prudential Financial, Inc.	9,340	772,792
Willis Towers Watson plc	3,250	755,235
Chubb Ltd.	3,594	697,883
Aon plc — Class A	2,156	679,765
AvalonBay Communities, Inc. REIT	3,746	629,553
Societe Generale S.A.††	27,520	620,322
Principal Financial Group, Inc.	8,090	601,249
Mediobanca Banca di Credito Finanziario SpA††	57,790	580,970
Annaly Capital Management, Inc. REIT	30,370	580,370
Gaming and Leisure Properties, Inc. REIT	10,830	563,810
Amundi S.A.††,1	8,670	546,516
Citigroup, Inc.	10,890	510,632
Public Storage REIT	1,680	507,595
Goldman Sachs Group, Inc.	1,540	503,749
Partners Group Holding AG††	470	442,769
EXOR N.V.*,††	5,070	418,244
Sampo Oyj — Class A††	8,200	387,079
Travelers Companies, Inc.	2,138	366,474
Erste Group Bank AG††	10,000	331,432
Equitable Holdings, Inc.	12,390	314,582
SEI Investments Co.	5,452	313,763
MetLife, Inc.	5,203	301,462
Marsh & McLennan Companies, Inc.	1,727	287,632
Medical Properties Trust, Inc. REIT	19,540	160,619
PNC Financial Services Group, Inc.	1,200	152,520
Deutsche Bank AG††	14,900	151,584
Total Financial		21,239,473
Consumer, Non-cyclical - 16.9%
Johnson & Johnson	10,501	1,627,655
UnitedHealth Group, Inc.	3,274	1,547,260
Amgen, Inc.	4,614	1,115,434
Colgate-Palmolive Co.	13,929	1,046,764
Becton Dickinson and Co.	3,371	834,457
CSL Ltd.††	4,300	833,005
Laboratory Corporation of America Holdings	3,500	802,970
AmerisourceBergen Corp. — Class A	4,888	782,618
Sysco Corp.	9,360	722,873
J M Smucker Co.	4,552	716,348
Hormel Foods Corp.	17,380	693,114
CVS Health Corp.	9,260	688,110
Tyson Foods, Inc. — Class A	11,460	679,807
Kellogg Co.	9,364	627,014
McKesson Corp.	1,746	621,663
Merck & Company, Inc.	5,448	579,613
WH Group Ltd.††,1	929,070	553,886
Abbott Laboratories	5,260	532,628
Imperial Brands plc††	22,310	512,938
AbbVie, Inc.	2,613	416,434
HCA Healthcare, Inc.	1,500	395,520
Automatic Data Processing, Inc.	1,641	365,336
Gilead Sciences, Inc.	4,040	335,199
Archer-Daniels-Midland Co.	4,200	334,572
Brambles Ltd.††	36,600	330,082
PepsiCo, Inc.	1,773	323,218
Thermo Fisher Scientific, Inc.	500	288,185
Jazz Pharmaceuticals plc*	1,500	219,495
Medtronic plc	2,720	219,286
Total Consumer, Non-cyclical		18,745,484
Technology - 16.1%
Apple, Inc.	21,895	3,610,485
Microsoft Corp.	12,276	3,539,171
Texas Instruments, Inc.	7,340	1,365,313
Intel Corp.	36,014	1,176,577
Micron Technology, Inc.	16,430	991,386
Check Point Software Technologies Ltd.*	6,740	876,200
Broadcom, Inc.	1,156	741,620
Broadridge Financial Solutions, Inc.	4,891	716,874
Analog Devices, Inc.	3,627	715,317
Tower Semiconductor Ltd.*	15,200	647,241
NetApp, Inc.	9,430	602,106
Dell Technologies, Inc. — Class C	14,143	568,690
Seiko Epson Corp.††	35,060	500,977
NVIDIA Corp.	1,470	408,322
Skyworks Solutions, Inc.	3,010	355,120
Cognizant Technology Solutions Corp. — Class A	5,200	316,836
Accenture plc — Class A	970	277,236
Electronic Arts, Inc.	2,000	240,900
SCSK Corp.††	12,610	184,648
Total Technology		17,835,019
Industrial - 11.5%
Packaging Corporation of America	7,038	977,085
3M Co.	8,440	887,128
TE Connectivity Ltd.	6,455	846,573
Nordson Corp.	3,648	810,804
Canadian National Railway Company	6,800	802,591
Nippon Yusen K.K.††	34,060	795,645
AP Moller - Maersk A/S — Class B††	340	618,081
Aurizon Holdings Ltd.††	272,800	614,608
Mitsui OSK Lines Ltd.††	24,400	611,941
Snap-on, Inc.	2,466	608,831
Amphenol Corp. — Class A	7,410	605,545
General Dynamics Corp.	2,409	549,758
Waste Connections, Inc.	3,909	543,625
Arrow Electronics, Inc.*	4,190	523,206
Illinois Tool Works, Inc.	1,875	456,469

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Industrial - 11.5% (continued)
Venture Corporation Ltd.††	29,900	$398,066
West Fraser Timber Company Ltd.	5,500	392,415
CCL Industries, Inc. — Class B	7,710	383,126
FedEx Corp.	1,660	379,293
Lockheed Martin Corp.	508	240,147
Poste Italiane SpA††,1	22,400	228,521
Westrock Co.	7,310	222,736
J.B. Hunt Transport Services, Inc.	1,200	210,552
Total Industrial		12,706,746
Consumer, Cyclical - 11.3%
Home Depot, Inc.	4,275	1,261,638
McDonald's Corp.	4,508	1,260,482
Lowe's Companies, Inc.	4,663	932,460
Sumitomo Corp.††	49,300	873,433
PACCAR, Inc.	11,834	866,249
General Motors Co.	19,420	712,326
Canadian Tire Corporation Ltd. — Class A	5,300	691,841
Lear Corp.	4,533	632,309
Aisin Corp.††	22,600	622,960
Toromont Industries Ltd.	7,200	591,136
Iida Group Holdings Company Ltd.††	32,700	533,922
Genuine Parts Co.	3,015	504,440
Ferguson plc	3,183	425,726
TJX Companies, Inc.	5,022	393,524
Tesla, Inc.*	1,700	352,682
Sharp Corp.††	49,800	352,136
Marubeni Corp.††	25,300	344,099
Cummins, Inc.	1,349	322,249
WW Grainger, Inc.	460	316,852
Yum! Brands, Inc.	2,070	273,406
Ulta Beauty, Inc.*	500	272,835
Total Consumer, Cyclical		12,536,705
Energy - 8.2%
Repsol S.A.††	61,140	940,595
Marathon Petroleum Corp.	6,790	915,496
Valero Energy Corp.	6,530	911,588
Eni SpA††	57,540	802,808
Phillips 66	7,550	765,419
SolarEdge Technologies, Inc.*	2,480	753,796
Imperial Oil Ltd.	12,340	627,722
Shell plc††	20,660	588,701
HF Sinclair Corp.	11,170	540,405
Ampol Ltd.††	24,600	501,677
ENEOS Holdings, Inc.††	126,130	442,562
TotalEnergies SE††	7,430	438,283
Exxon Mobil Corp.	2,500	274,150
Idemitsu Kosan Company Ltd.††	12,510	273,899
Pembina Pipeline Corp.	7,500	243,020
Total Energy		9,020,121
Basic Materials - 6.8%
LyondellBasell Industries N.V. — Class A	10,830	1,016,829
Rio Tinto plc††	14,550	987,524
Ecolab, Inc.	5,940	983,248
Nutrien Ltd.	12,260	905,671
International Paper Co.	20,333	733,208
South32 Ltd.††	237,900	697,407
JFE Holdings, Inc.††	53,700	681,635
Eastman Chemical Co.	5,440	458,810
Covestro AG*,††,1	10,000	414,306
Agnico Eagle Mines Ltd.	7,200	367,162
Sumitomo Chemical Company Ltd.††	74,700	251,532
Total Basic Materials		7,497,332
Communications - 6.6%
Alphabet, Inc. — Class C*	16,246	1,689,584
Amazon.com, Inc.*	12,198	1,259,931
Verizon Communications, Inc.	31,590	1,228,535
Nice Ltd.*	4,040	905,349
Liberty Global plc — Class C*	30,697	625,605
Motorola Solutions, Inc.	1,606	459,525
Zillow Group, Inc. — Class C*	9,840	437,585
Bezeq The Israeli Telecommunication Corporation Ltd.	200,130	272,142
Cisco Systems, Inc.	4,916	256,984
CDW Corp.	1,000	194,890
Total Communications		7,330,130
Utilities - 2.5%
Duke Energy Corp.	10,440	1,007,147
Southern Co.	7,390	514,196
UGI Corp.	14,600	507,496
NRG Energy, Inc.	12,330	422,796
DTE Energy Co.	2,750	301,235
Total Utilities		2,752,870
Total Common Stocks
(Cost $109,346,793)		109,663,880

EXCHANGE-TRADED FUNDS† - 0.3%
iShares MSCI EAFE ETF	2,231	159,561
SPDR S&P 500 ETF Trust	388	158,844
Total Exchange-Traded Funds
(Cost $307,645)		318,405

MONEY MARKET FUND† - 0.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.56%[2]	145,803	145,803
Total Money Market Fund
(Cost $145,803)		145,803
Total Investments - 99.5%
(Cost $109,800,241)		$110,128,088
Other Assets & Liabilities, net - 0.5%		519,928
Total Net Assets - 100.0%		$110,648,016

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	42	Jun 2023	$2,815,680	$(12,199)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,743,229 (cost $1,763,340), or 1.6% of total net assets.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$81,194,215	$28,469,665	$–	$109,663,880
Exchange-Traded Funds	318,405	–	–	318,405
Money Market Fund	145,803	–	–	145,803
Total Assets	$81,658,423	$28,469,665	$–	$110,128,088

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$12,199	$–	$–	$12,199

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 0.2%
Financial - 0.2%
TPG Pace Beneficial II Corp.*,1	6,675	$66,550
AfterNext HealthTech Acquisition Corp. — Class A*,1	4,100	41,902
Conyers Park III Acquisition Corp. — Class A*,1	3,800	38,418
Waverley Capital Acquisition Corp. 1 — Class A*,1	3,000	30,600
Acropolis Infrastructure Acquisition Corp. — Class A*,1	2,700	27,351
Blue Whale Acquisition Corp. I — Class A*,1	2,200	21,868
Pershing Square Tontine Holdings, Ltd. — Class A*,†††	76,590	8
Total Financial		226,697
Communications - 0.0%
Vacasa, Inc. — Class A*	3,356	3,229
Total Common Stocks
(Cost $251,373)		229,926

PREFERRED STOCKS†† - 3.7%
Financial - 3.7%
Equitable Holdings, Inc.
4.95%*	550,000	501,288
4.30%	11,725	218,085
Wells Fargo & Co.
3.90%*	450,000	397,219
4.70%	12,875	243,209
Markel Corp.
6.00%*	660,000	633,135
Citigroup, Inc.
3.88%*	526,000	444,207
4.00%*	200,000	176,750
Charles Schwab Corp.
4.00%*	500,000	393,750
MetLife, Inc.
3.85%*	400,000	352,421
Bank of New York Mellon Corp.
3.75%*	400,000	329,840
JPMorgan Chase & Co.
3.65%*	250,000	218,750
Bank of America Corp.
6.13%*	100,000	98,375
4.38%*	100,000	85,014
W R Berkley Corp.
4.13% due 03/30/61	10,552	183,077
American Financial Group, Inc.
4.50% due 09/15/60	8,082	149,598
Goldman Sachs Group, Inc.
3.80%*	150,000	124,245
Kuvare US Holdings, Inc.
7.00% due 02/17/51*, 3	100,000	100,500
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	97,500
Arch Capital Group Ltd.
4.55%	4,830	92,978
First Republic Bank
4.25%	16,525	88,078
4.50%	675	3,760
Assurant, Inc.
5.25% due 01/15/61	4,000	78,080
Selective Insurance Group, Inc.
4.60%	4,000	68,800
RenaissanceRe Holdings Ltd.
4.20%	1,825	31,518
Total Financial		5,110,177
Total Preferred Stocks
(Cost $6,409,949)		5,110,177

WARRANTS† - 0.0%
Conyers Park III Acquisition Corp.
Expiring 08/12/28[1]	1,266	254
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23[1]	1,366	228
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[1]	900	153
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26	684	123
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	1,000	90
Blue Whale Acquisition Corp. I
Expiring 07/09/23*,1	550	46
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††	8,510	–
MSD Acquisition Corp.
Expiring 05/13/23†††,1	974	–
Total Warrants
(Cost $8,822)		894

MUTUAL FUNDS† - 4.4%
Guggenheim Total Return Bond Fund — R6-Class[4]	256,242	6,113,925
Total Mutual Funds
(Cost $6,795,196)		6,113,925

MONEY MARKET FUNDS† - 3.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[5]	3,006,164	3,006,164
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.69%[5]	1,073,968	1,073,968
Total Money Market Funds
(Cost $4,080,132)		4,080,132

	Face Amount~
CORPORATE BONDS†† - 29.3%
Financial - 13.6%
Pershing Square Holdings Ltd.
3.25% due 11/15/30[3]	1,000,000	782,350
3.25% due 10/01/31	1,000,000	758,490
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	800,000	759,561

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 29.3% (continued)
Financial - 13.6% (continued)
Bank of America Corp.
2.59% due 04/29/31[2]	890,000	$753,707
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	950,000	750,906
JPMorgan Chase & Co.
5.72% due 09/14/33[2]	300,000	307,308
4.49% due 03/24/31[2]	200,000	194,304
2.96% due 05/13/31[2]	135,000	116,696
Wilton RE Ltd.
6.00%†††,2,3,6	682,000	606,496
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.30% due 01/15/29	300,000	286,245
4.00% due 01/15/31	290,000	248,765
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	554,000	328,509
3.95% due 05/15/60[3]	280,000	195,090
Citigroup, Inc.
2.57% due 06/03/31[2]	590,000	497,788
Fort Benning Family Communities LLC
6.09% due 01/15/51[3]	463,573	457,783
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	350,000	277,604
2.90% due 09/16/51[2,3]	200,000	159,435
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	367,414
2.90% due 12/15/31	50,000	39,018
Assurant, Inc.
6.10% due 02/27/26	200,000	203,897
2.65% due 01/15/32	250,000	188,582
Fidelity National Financial, Inc.
3.40% due 06/15/30	255,000	223,109
2.45% due 03/15/31	198,000	158,666
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	210,296
3.25% due 07/15/27	200,000	169,448
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	250,000	202,485
2.69% due 06/23/32[2,3]	200,000	160,019
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	500,000	358,950
Global Atlantic Finance Co.
4.70% due 10/15/51[2,3]	250,000	200,365
3.13% due 06/15/31[3]	200,000	157,545
Safehold Operating Partnership, LP
2.85% due 01/15/32	271,000	210,531
2.80% due 06/15/31	180,000	140,550
Ares Finance Company II LLC
3.25% due 06/15/30[3]	410,000	345,178
Iron Mountain, Inc.
4.50% due 02/15/31[3]	261,000	224,285
5.63% due 07/15/32[3]	125,000	114,193
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	300,000	250,500
5.50% due 11/15/25[3]	92,000	87,070
Reinsurance Group of America, Inc.
3.15% due 06/15/30	371,000	328,245
First American Financial Corp.
4.00% due 05/15/30	360,000	325,350
Standard Chartered plc
4.64% due 04/01/31[2,3]	350,000	325,137
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	250,000	210,262
5.63% due 08/16/32[3]	100,000	98,285
Jefferies Financial Group, Inc.
2.75% due 10/15/32	300,000	231,388
2.63% due 10/15/31	100,000	76,409
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	410,000	299,469
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	350,000	290,199
Mizuho Financial Group, Inc.
5.67% due 05/27/29[2]	250,000	253,523
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	300,000	252,210
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	290,000	250,244
Belrose Funding Trust
2.33% due 08/15/30[3]	320,000	248,741
UBS Group AG
2.10% due 02/11/32[2,3]	300,000	232,895
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	186,382
4.70% due 09/20/47	50,000	43,188
SBA Communications Corp.
3.13% due 02/01/29	250,000	217,485
Corebridge Financial, Inc.
4.35% due 04/05/42[3]	150,000	123,339
6.88% due 12/15/52[2,3]	100,000	89,145
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	250,000	211,648
Mitsubishi UFJ Financial Group, Inc.
5.44% due 02/22/34[2]	200,000	202,089
Societe Generale S.A.
2.89% due 06/09/32[2,3]	250,000	196,951
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	196,563
Westpac Banking Corp.
3.02% due 11/18/36[2]	150,000	117,529
2.96% due 11/16/40	73,000	49,025
2.67% due 11/15/35[2]	27,000	21,030
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	200,000	178,994

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 29.3% (continued)
Financial - 13.6% (continued)
LPL Holdings, Inc.
4.00% due 03/15/29[3]	174,000	$156,600
Americo Life, Inc.
3.45% due 04/15/31[3]	200,000	156,325
Hunt Companies, Inc.
5.25% due 04/15/29[3]	200,000	156,298
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	200,000	152,254
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	193,000	140,069
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	190,000	128,234
Lincoln National Corp.
4.38% due 06/15/50	150,000	113,337
Prudential Financial, Inc.
3.70% due 10/01/50[2]	130,000	105,894
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	110,000	91,300
Kennedy-Wilson, Inc.
4.75% due 03/01/29	109,000	86,655
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	90,000	75,263
Brown & Brown, Inc.
2.38% due 03/15/31	90,000	71,937
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	100,000	70,696
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	100,000	69,653
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	100,000	69,318
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	68,983
Kemper Corp.
2.40% due 09/30/30	76,000	61,002
CNO Financial Group, Inc.
5.25% due 05/30/29	50,000	48,324
NFP Corp.
6.88% due 08/15/28[3]	52,000	44,623
Home Point Capital, Inc.
5.00% due 02/01/26[3]	50,000	37,515
Brookfield Finance LLC
3.45% due 04/15/50	50,000	33,907
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	35,000	31,335
Total Financial		18,718,385
Consumer, Non-cyclical - 3.9%
CoStar Group, Inc.
2.80% due 07/15/30[3]	740,000	620,042
Altria Group, Inc.
3.70% due 02/04/51	350,000	235,948
3.40% due 05/06/30	170,000	151,167
4.45% due 05/06/50	50,000	37,274
Quanta Services, Inc.
2.90% due 10/01/30	467,000	402,701
BAT Capital Corp.
3.98% due 09/25/50	300,000	205,963
4.70% due 04/02/27	190,000	186,428
Johns Hopkins University
2.81% due 01/01/60	500,000	330,248
Children's Hospital Corp.
2.59% due 02/01/50	500,000	323,524
Amgen, Inc.
5.25% due 03/02/33	150,000	154,110
5.25% due 03/02/30	150,000	153,417
Global Payments, Inc.
2.90% due 05/15/30	210,000	177,823
2.90% due 11/15/31	140,000	114,651
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	250,000	188,950
3.00% due 10/15/30[3]	110,000	87,768
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[3]	200,000	156,642
4.38% due 02/02/52[3]	100,000	72,267
Royalty Pharma plc
3.55% due 09/02/50	310,000	213,693
Becle, SAB de CV
2.50% due 10/14/31[3]	250,000	202,991
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]	200,000	166,263
Triton Container International Ltd.
3.15% due 06/15/31[3]	200,000	159,032
California Institute of Technology
3.65% due 09/01/19	225,000	157,994
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	148,077
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	150,000	122,311
Universal Health Services, Inc.
2.65% due 10/15/30	150,000	120,268
DaVita, Inc.
3.75% due 02/15/31[3]	130,000	102,538
4.63% due 06/01/30[3]	14,000	11,950
Medline Borrower, LP
3.88% due 04/01/29[3]	95,000	82,412
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	78,898
Tenet Healthcare Corp.
4.63% due 06/15/28	75,000	69,177

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 29.3% (continued)
Consumer, Non-cyclical - 3.9% (continued)
US Foods, Inc.
6.25% due 04/15/25[3]	59,000	$59,532
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]	43,000	37,802
Central Garden & Pet Co.
4.13% due 04/30/31[3]	42,000	36,266
Total Consumer, Non-cyclical		5,368,127
Industrial - 3.2%
Boeing Co.
5.71% due 05/01/40	490,000	495,688
5.81% due 05/01/50	455,000	458,033
2.20% due 02/04/26	200,000	185,568
Amsted Industries, Inc.
4.63% due 05/15/30[3]	470,000	422,283
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	389,530
Stadco LA, LLC
3.75% due 05/15/56†††	500,000	365,812
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]	450,000	330,512
Flowserve Corp.
3.50% due 10/01/30	270,000	233,494
2.80% due 01/15/32	100,000	79,329
Owens Corning
3.88% due 06/01/30	320,000	296,208
TD SYNNEX Corp.
2.65% due 08/09/31	210,000	166,355
2.38% due 08/09/28	150,000	124,411
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	350,000	285,310
Vontier Corp.
2.95% due 04/01/31	350,000	280,172
Weir Group plc
2.20% due 05/13/26[3]	200,000	180,176
GATX Corp.
3.50% due 03/15/28	50,000	46,137
Berry Global, Inc.
1.57% due 01/15/26	50,000	45,391
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	35,261
Total Industrial		4,419,670
Consumer, Cyclical - 2.2%
Warnermedia Holdings, Inc.
4.28% due 03/15/32[3]	400,000	357,119
5.14% due 03/15/52[3]	200,000	162,047
Hyatt Hotels Corp.
5.63% due 04/23/25	220,000	218,843
6.00% due 04/23/30	190,000	192,968
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	367,000	376,220
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	319,190
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	297,500	296,542
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	274,000	269,394
Marriott International, Inc.
2.85% due 04/15/31	170,000	144,807
2.75% due 10/15/33	100,000	80,929
Ferguson Finance plc
4.65% due 04/20/32[3]	200,000	190,025
United Airlines, Inc.
4.38% due 04/15/26[3]	150,000	143,507
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]	96,947	79,452
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[3]	88,000	78,760
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	98,000	73,315
Total Consumer, Cyclical		2,983,118
Communications - 2.0%
British Telecommunications plc
4.88% due 11/23/81[2,3]	350,000	275,697
9.63% due 12/15/30	100,000	124,678
T-Mobile USA, Inc.
3.50% due 04/15/31	300,000	269,751
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	300,000	257,943
Cable One, Inc.
4.00% due 11/15/30[3]	300,000	244,191
Paramount Global
4.95% due 05/19/50	320,000	239,514
Level 3 Financing, Inc.
3.63% due 01/15/29[3]	330,000	182,464
3.75% due 07/15/29[3]	100,000	53,316
Vodafone Group plc
4.13% due 06/04/81[2]	250,000	197,292
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[3]	200,000	177,750
Rogers Communications, Inc.
4.55% due 03/15/52[3]	200,000	164,514
Altice France S.A.
5.13% due 07/15/29[3]	200,000	150,500
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	180,000	147,150
CSC Holdings LLC
4.13% due 12/01/30[3]	200,000	143,638
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[3]	55,000	47,554
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]	56,000	43,820

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 29.3% (continued)
Communications - 2.0% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	50,000	$33,052
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	16,000	13,920
Total Communications		2,766,744
Energy - 1.5%
BP Capital Markets plc
4.88% [2,6]	880,000	799,700
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	328,000	257,959
ITT Holdings LLC
6.50% due 08/01/29[3]	248,000	209,391
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[3]	200,000	205,760
Kinder Morgan, Inc.
5.20% due 06/01/33	150,000	149,024
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	110,000	103,099
TransCanada PipeLines Ltd.
6.20% due 03/09/26	100,000	100,697
NuStar Logistics, LP
5.63% due 04/28/27	100,000	94,684
Parkland Corp.
4.63% due 05/01/30[3]	100,000	88,900
Total Energy		2,009,214
Technology - 1.3%
Broadcom, Inc.
4.93% due 05/15/37[3]	277,000	251,900
2.45% due 02/15/31[3]	300,000	245,616
4.15% due 11/15/30	206,000	191,047
3.19% due 11/15/36[3]	26,000	19,703
Oracle Corp.
5.55% due 02/06/53	180,000	171,367
3.95% due 03/25/51	217,000	163,288
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	250,000	215,032
Leidos, Inc.
2.30% due 02/15/31	250,000	202,858
Qorvo, Inc.
4.38% due 10/15/29	119,000	109,652
3.38% due 04/01/31[3]	100,000	82,726
MSCI, Inc.
3.63% due 11/01/31[3]	150,000	128,437
Twilio, Inc.
3.63% due 03/15/29	38,000	32,775
Total Technology		1,814,401
Basic Materials - 1.2%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[3]	450,000	397,809
4.20% due 05/13/50[3]	220,000	175,179
Anglo American Capital plc
5.63% due 04/01/30[3]	200,000	201,213
2.63% due 09/10/30[3]	200,000	166,406
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]	200,000	197,504
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	190,000	173,250
INEOS Quattro Finance 2 plc
3.38% due 01/15/26[3]	150,000	135,937
Yamana Gold, Inc.
2.63% due 08/15/31	150,000	120,683
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	100,000	83,953
Valvoline, Inc.
4.25% due 02/15/30[3]	50,000	49,031
Total Basic Materials		1,700,965
Utilities - 0.4%
AES Corp.
3.95% due 07/15/30[3]	220,000	196,966
Enel Finance International N.V.
5.00% due 06/15/32[3]	200,000	188,088
NRG Energy, Inc.
2.45% due 12/02/27[3]	200,000	171,110
Total Utilities		556,164
Total Corporate Bonds
(Cost $48,095,514)		40,336,788

ASSET-BACKED SECURITIES†† - 21.8%
Collateralized Loan Obligations - 12.8%
Octagon Investment Partners 49 Ltd.
2021-5A B, 6.34% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,3	1,750,000	1,700,592
BXMT Ltd.
2020-FL2 AS, 6.01% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	1,000,000	957,339
2020-FL3 C, 7.22% (30 Day Average SOFR + 2.66%, Rate Floor: 2.55%) due 11/15/37◊,3	250,000	236,428
Woodmont Trust
2020-7A A1A, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,3	1,000,000	990,997
Cerberus Loan Funding XXX, LP
2020-3A A, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,3	1,000,000	990,248

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 12.8% (continued)
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.41% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,3	1,000,000	$973,170
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.23% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	1,000,000	971,746
LCCM Trust
2021-FL3 A, 6.13% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,3	600,000	578,807
2021-FL3 AS, 6.48% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,3	400,000	385,377
LoanCore Issuer Ltd.
2021-CRE6 C, 6.98% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,3	500,000	463,173
2019-CRE2 AS, 6.18% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,3	415,997	414,263
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.11% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,3	850,000	838,127
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,7]	1,000,000	746,718
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,3	750,000	739,978
STWD Ltd.
2019-FL1 B, 6.37% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38◊,3	750,000	734,217
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.82% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,3	750,000	701,988
Cerberus Loan Funding XL LLC
2023-1A A, 7.19% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	500,000	500,000
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.43% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,3	500,000	492,337
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.31% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,3	500,000	491,144
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.49% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,3	500,000	487,764
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.51% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,3	500,000	481,229
Cerberus Loan Funding XXXIII, LP
2021-3A B, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,3	500,000	474,607
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.36% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,3	500,000	471,641
CHCP Ltd.
2021-FL1 C, 6.87% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊	500,000	470,874
KREF
2021-FL2 C, 6.71% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,3	500,000	467,101
Golub Capital Partners CLO 54M L.P
2021-54A C, 7.46% (3 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 08/05/33◊,3	500,000	466,944

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Collateralized Loan Obligations - 12.8% (continued)
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.47% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,3	228,476	$226,535
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,3	107,427	106,818
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,7]	162,950	4,318
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[7,8]	600,000	61
Total Collateralized Loan Obligations		17,564,541
Net Lease - 2.0%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	1,092,196	1,033,726
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	245,112	245,109
2020-1, 2.28% due 07/15/60[3]	225,627	203,722
Capital Automotive REIT
2021-1A, 2.76% due 08/15/51[3]	498,958	386,567
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	349,854	344,850
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	400,000	323,101
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	247,760	211,252
Total Net Lease		2,748,327
Transport-Aircraft - 1.9%
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	429,199	373,493
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	396,166	356,954
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	393,100	331,729
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	358,313	303,939
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	361,544	302,915
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	293,317	270,061
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	226,935	196,209
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,3	196,989	194,586
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	211,682	189,581
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	116,056	109,466
Total Transport-Aircraft		2,628,933
Whole Business - 1.9%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	975,000	854,454
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	495,000	462,902
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	491,250	401,919
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	329,875	322,093
Wingstop Funding LLC
2022-1A, 3.73% due 03/05/52[3]	348,250	312,599
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]	245,000	193,440
Total Whole Business		2,547,407
Financial - 1.1%
KKR Core Holding Company LLC
4.00% due 08/12/31†††	536,679	482,932
Madison Avenue Secured Funding Trust
2023-1, 6.78% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,3	350,000	350,000
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[3]	193,288	192,125
Lightning A
5.50% due 03/01/37†††	180,209	167,595

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 21.8% (continued)
Financial - 1.1% (continued)
Thunderbird A
5.50% due 03/01/37†††	179,373	$166,816
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	143,189	136,812
Total Financial		1,496,280
Single Family Residence - 0.6%
FirstKey Homes 2021-SFR1 Trust
2021-SFR1, 1.79% due 08/17/38[3]	600,000	527,222
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[3]	150,000	137,586
2020-SFR2, 4.00% due 10/19/37[3]	150,000	136,828
2020-SFR2, 3.37% due 10/19/37[3]	100,000	90,397
Total Single Family Residence		892,033
Infrastructure - 0.5%
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[3]	500,000	504,643
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	250,000	227,495
Total Infrastructure		732,138
Transport-Container - 0.5%
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	393,083	341,309
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]	262,000	220,317
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	178,649	164,575
Total Transport-Container		726,201
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	750,000	659,048
Total Asset-Backed Securities
(Cost $31,726,350)		29,994,908

U.S. GOVERNMENT SECURITIES†† - 19.2%
U.S. Treasury Notes
3.50% due 01/31/28	10,211,000	10,157,552
4.13% due 11/15/32	4,475,000	4,702,246
4.00% due 02/29/28	3,780,000	3,848,217
U.S. Treasury Bonds
2.00% due 08/15/51	4,500,000	3,165,293
due 11/15/52[9,10]	3,400,000	1,204,602
due 02/15/52[9,10]	3,180,000	1,126,081
due 02/15/46[9,10]	2,455,000	1,020,408
due 05/15/44[9,10]	2,145,000	949,953
due 11/15/44[9,10]	490,000	212,204
Total U.S. Government Securities
(Cost $27,920,025)		26,386,556

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.7%
Residential Mortgage-Backed Securities - 8.5%
PRPM LLC
2022-1, 3.72% due 02/25/27[3,11]	755,176	718,398
2021-5, 1.79% due 06/25/26[3,11]	401,696	377,540
2023-1, 6.88% (WAC) due 02/25/28◊,3	147,874	147,301
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	830,167	787,781
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[3,11]	403,675	371,538
2021-GS5, 2.25% due 07/25/67[3,11]	401,897	365,263
FKRT
2.21% due 11/30/58†††,8	750,000	730,697
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.97% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	1,229,343	644,094
Ameriquest Mortgage Securities Trust
2006-M3, 5.01% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36◊	2,052,942	613,934
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 5.03% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊,3	630,701	526,841
Home Equity Loan Trust
2007-FRE1, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	527,361	490,033
Towd Point Revolving Trust
4.83% due 09/25/64[8]	500,000	484,375
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,3	467,922	453,742
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,11]	480,351	429,151

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.7% (continued)
Residential Mortgage-Backed Securities - 8.5% (continued)
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,3	433,793	$404,146
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[3,11]	421,547	396,916
LSTAR Securities Investment Ltd.
2023-1, 8.05% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,†††,3	390,316	390,218
First Franklin Mortgage Loan Trust
2006-FF16, 5.27% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 12/25/36◊	891,551	374,659
NovaStar Mortgage Funding Trust Series
2007-2, 5.05% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	376,644	361,921
Master Asset-Backed Securities Trust
2006-WMC4, 5.00% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	1,125,452	358,329
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3,11]	332,770	327,667
HarborView Mortgage Loan Trust
2006-14, 5.06% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	337,531	284,270
OBX 2023-NQM1 Trust
2022-NQM1, 6.50% (WAC) due 11/25/62◊,3	244,631	242,922
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[12]	1,765,039	236,944
BRAVO Residential Funding Trust 2023-NQM2
2023-NQM2, 4.50% due 05/25/62[3,11]	249,242	232,392
LSTAR Securities Investment Ltd.
2021-1, 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,8	227,610	223,030
Angel Oak Mortgage Trust 2023-1
2023-1, 4.75% due 09/26/67[3,11]	197,399	184,223
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	185,008	165,160
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.98% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	201,794	161,042
OBX Trust
2022-NQM9, 6.45% due 09/25/62[3,11]	96,896	97,067
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	32,599	32,185
Morgan Stanley Re-REMIC Trust
2010-R5, 3.22% due 06/26/36[3]	36,523	31,465
Total Residential Mortgage-Backed Securities		11,645,244
Government Agency - 7.5%
Uniform MBS 30 Year
due 03/01/53[14]	8,680,000	8,264,028
Fannie Mae
3.83% due 05/01/49	1,000,000	851,551
2.41% due 12/01/41	1,000,000	701,889
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,12	2,579,248	273,704
Freddie Mac
due 04/01/52[14]	233,726	225,416
Total Government Agency		10,316,588
Commercial Mortgage-Backed Securities - 1.4%
BX Commercial Mortgage Trust
2022-LP2, 6.79% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,3	464,195	434,342

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

		Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.7% (continued)
Commercial Mortgage-Backed Securities - 1.4% (continued)
2021-VOLT, 6.68% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,3		350,000	$326,399
GS Mortgage Securities Trust
2020-GC45, 0.67% (WAC) due 02/13/53◊,12		9,926,598	317,553
Extended Stay America Trust
2021-ESH, 6.94% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,3		244,048	232,418
Life Mortgage Trust
2021-BMR, 7.29% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 03/15/38◊,3		245,743	228,661
CFCRE Commercial Mortgage Trust
2016-C3, 0.98% (WAC) due 01/10/48◊,12		5,338,390	119,218
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.42% (WAC) due 01/15/59◊,12		3,468,473	105,894
2015-NXS1, 2.63% due 05/15/48		5,823	5,808
Citigroup Commercial Mortgage Trust
2016-GC37, 1.65% (WAC) due 04/10/49◊,12		2,843,033	106,913
COMM Mortgage Trust
2015-CR26, 0.90% (WAC) due 10/10/48◊,12		5,688,999	98,479
Total Commercial Mortgage-Backed Securities			1,975,685
Military Housing - 1.3%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3		920,806	934,131
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,†††,3		914,142	820,852
Total Military Housing			1,754,983
Total Collateralized Mortgage Obligations
(Cost $28,245,205)			25,692,500

SENIOR FLOATING RATE INTERESTS††,◊ - 2.5%
Consumer, Cyclical - 1.0%
MB2 Dental Solutions LLC
10.91% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		562,618	553,143
First Brands Group LLC
10.25% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27		350,000	335,125
Zephyr Bidco Ltd.
8.71% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	200,000	229,572
SP PF Buyer LLC
9.34% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25		146,565	89,111
Pacific Bells LLC
9.66% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		90,733	87,103
New Trojan Parent, Inc.
7.97% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28		98,250	66,381
Total Consumer, Cyclical			1,360,435
Technology - 0.4%
Datix Bidco Ltd.
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	300,000	362,078
RLDatix
8.95% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		129,574	126,762
Dun & Bradstreet
8.10% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26		94,843	94,566
Total Technology			583,406
Consumer, Non-cyclical - 0.3%
Quirch Foods Holdings LLC
9.68% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27		147,997	135,972
Mission Veterinary Partners
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28		147,750	135,930
Southern Veterinary Partners LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27		106,264	102,191
HAH Group Holding Co. LLC
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27		34,260	33,233

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.5% (continued)
Consumer, Non-cyclical - 0.3% (continued)
Elanco Animal Health, Inc.
6.41% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	24,509	$23,940
Total Consumer, Non-cyclical		431,266
Financial - 0.3%
Higginbotham Insurance Agency, Inc.
10.09% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 11/25/26†††	256,681	253,601
Jane Street Group LLC
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	125,854	123,589
HighTower Holding LLC
8.82% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	55,604	52,407
Total Financial		429,597
Industrial - 0.3%
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	212,500	220,231
American Bath Group LLC
8.41% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/23/27	66,181	58,499
Air Canada
8.37% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	49,668	49,467
Total Industrial		328,197
Communications - 0.1%
Syndigo LLC
9.28% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27	162,911	149,878
Energy - 0.1%
ITT Holdings LLC
7.67% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28	96,530	93,634
Utilities - 0.0%
Hamilton Projects Acquiror LLC
9.66% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/17/27	35,982	35,615
Basic Materials - 0.0%
GrafTech Finance, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25†††	20,033	19,933
Total Senior Floating Rate Interests
(Cost $3,658,073)		3,431,961

FEDERAL AGENCY BONDS†† - 1.4%
Tennessee Valley Authority
4.25% due 09/15/65	1,000,000	929,009
5.38% due 04/01/56	750,000	838,023
Tennessee Valley Authority Principal Strips
due 01/15/48[9,10]	500,000	157,200
Total Federal Agency Bonds
(Cost $2,556,832)		1,924,232

MUNICIPAL BONDS†† - 0.8%
New York - 0.2%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	300,000	219,330
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	275,000	212,214
Total New York		431,544
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	355,556	365,599
Texas - 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	500,000	363,256
Total Municipal Bonds
(Cost $1,436,492)		1,160,399

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Contracts/Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD	3,900,000	$11,511
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	3,900,000	11,511
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	3,900,000	13,326
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	3,850,000	13,155
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	1,950,000	6,663
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	1,900,000	5,608
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	1,600,000	5,467
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	1,600,000	$4,722
Total OTC Options Purchased
(Cost $96,418)			71,963
Total Investments - 105.0%
(Cost $161,260,381)			$144,534,361

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,13 - 0.0%
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring June 2023 with exercise rate of 3.60% (Notional Value $2,440,000)	USD	2,440,000	(18,178)
Total OTC Interest Rate Swaptions Written
(Cost $18,178)			(18,178)
Other Assets & Liabilities, net - (5.0)%			(6,843,330)
Total Net Assets - 100.0%			$137,672,853

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~		Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR	1,600,000	$(16,178)	$(13,467)	$(2,711)
BofA Securities, Inc.	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28		1,400,000	(21,280)	7,008	(28,288)
								$(37,458)	$(6,459)	$(30,999)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$5,000,000	$(134,649)	$110	$(134,759)

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	GBP	Sell	494,000	602,048 USD	04/17/23	$(7,568)

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.60%	06/30/23	3.60%	$2,440,000	$(18,178)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $58,311,946 (cost $64,730,878), or 42.4% of total net assets.
[4]	Affiliated issuer.
[5]	Rate indicated is the 7-day yield as of March 31, 2023.
[6]	Perpetual maturity.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,438,163 (cost $1,477,605), or 1.0% of total net assets — See Note 6.
[9]	Zero coupon rate security.
[10]	Security is a principal-only strip.
[11]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2023. See table below for additional step information for each security.
[12]	Security is an interest-only strip.
[13]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
[14]	Security is unsettled at period end and does not have a stated effective rate.

BofA — Bank of America
CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$229,918	$–	$8		$229,926
Preferred Stocks	–	5,110,177	–		5,110,177
Warrants	894	–	–	*	894
Mutual Funds	6,113,925	–	–		6,113,925
Money Market Funds	4,080,132	–	–		4,080,132
Corporate Bonds	–	39,364,480	972,308		40,336,788
Asset-Backed Securities	–	28,827,565	1,167,343		29,994,908
U.S. Government Securities	–	26,386,556	–		26,386,556
Collateralized Mortgage Obligations	–	22,816,602	2,875,898		25,692,500
Senior Floating Rate Interests	–	2,116,444	1,315,517		3,431,961
Federal Agency Bonds	–	1,924,232	–		1,924,232
Municipal Bonds	–	1,160,399	–		1,160,399
Options Purchased	–	71,963	–		71,963
Total Assets	$10,424,869	$127,778,418	$6,331,074		$144,534,361

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$–	$18,178	$–	$18,178
Credit Default Swap Agreements**	–	30,999	–	30,999
Interest Rate Swap Agreements**	–	134,759	–	134,759
Forward Foreign Currency Exchange Contracts**	–	7,568	–	7,568
Unfunded Loan Commitments (Note 5)	–	–	403	403
Total Liabilities	$–	$191,504	$403	$191,907

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$817,343	Yield Analysis	Yield	6.2%-6.3%	6.2%
Asset-Backed Securities	350,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	934,131	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	820,852	Yield Analysis	Yield	6.5%	—
Collateralized Mortgage Obligations	730,697	Model Price	Market Comparable Yields	7.6%	—
Collateralized Mortgage Obligations	390,218	Third Party Pricing	Vendor Price	—	—
Common Stocks	8	Model Price	Liquidation Value	—	—
Corporate Bonds	606,496	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	365,812	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	1,295,584	Yield Analysis	Yield	10.6%-11.4%	11.0%
Senior Floating Rate Interests	19,933	Third Party Pricing	Broker Quote	—	—
Total Assets	$6,331,074
Liabilities:
Unfunded Loan Commitments	$403	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $1,447,281 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $271,963 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,198,541	$1,634,137	$344,600	$1,576,324	$7	$4,753,609	$(1,569)
Purchases/(Receipts)	412,744	400,000	-	20,048	-	832,792	-
(Sales, maturities and paydowns)/Fundings	(453,770)	(12,406)	-	(48,750)	-	(514,926)	305
Amortization of premiums/discounts	-	(862)	-	1,202	-	340	-
Total realized gains (losses) included in earnings	-	-	-	(3,021)	-	(3,021)	-
Total change in unrealized appreciation (depreciation) included in earnings	9,889	34,177	21,212	21,683	1	86,962	861
Transfers into Level 3	-	820,852	606,496	19,933	-	1,447,281	-
Transfers out of Level 3	(61)	-	-	(271,902)	-	(271,963)	-
Ending Balance	$1,167,343	$2,875,898	$972,308	$1,315,517	$8	$6,331,074	$(403)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$10,063	$34,177	$21,212	$(17,432)	$1	$48,021	$861

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	–	–
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	–	–
BRAVO Residential Funding Trust 2023-NQM2 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	–	–
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	–	–
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund — R6-Class	$5,884,003	$65,082	$–	$–	$164,840	$6,113,925	256,242	$65,065

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial - 0.0%
BP Holdco LLC*,1	11,609	$14,912
Vector Phoenix Holdings, LP*	11,609	2,774
API Heat Transfer Parent LLC*	292,731	29
Total Industrial		17,715
Total Common Stocks
(Cost $88,565)		17,715

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	36	–
Total Preferred Stocks
(Cost $28,949)		–

EXCHANGE-TRADED FUNDS† - 3.7%
SPDR Blackstone Senior Loan ETF	41,700	1,728,882
Total Exchange-Traded Funds
(Cost $1,760,867)		1,728,882

MONEY MARKET FUND† - 6.7%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.37%[2]	3,112,353	3,112,353
Total Money Market Fund
(Cost $3,112,353)		3,112,353

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 90.5%
Industrial - 18.8%
Mauser Packaging Solutions Holding Co.
due 08/14/26	500,000	495,180
TricorBraun Holdings, Inc.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	492,791	480,382
Arcline FM Holdings LLC
9.91% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	477,725	454,737
Anchor Packaging LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/18/26	447,674	434,804
Park River Holdings, Inc.
8.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	443,212	406,647
Cushman & Wakefield US Borrower LLC
8.16% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/31/30	233,226	224,480
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	184,901	179,955
Hunter Douglas, Inc.
8.37% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/26/29	446,625	399,810
PECF USS Intermediate Holding III Corp.
9.09% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	464,905	389,767
LTI Holdings, Inc.
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	385,898	371,909
WP CPP Holdings LLC
8.58% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	368,835	334,821
FCG Acquisitions, Inc
8.91% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 03/31/28	343,253	331,239
STS Operating, Inc. (SunSource)
9.09% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	296,351	292,401
Fugue Finance LLC
9.37% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/31/28	280,000	279,300
Charter Next Generation, Inc.
8.67% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/01/27	279,472	275,543
Atlantic Aviation
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 09/22/28	275,553	272,354
Aegion Corp.
9.59% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28	247,487	240,476
Harsco Corporation
7.17% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/10/28	249,365	240,014
USIC Holding, Inc.
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	247,742	239,277
American Bath Group LLC
8.41% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/23/27	246,694	218,060
Pelican Products, Inc.
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	244,743	216,188
Gates Global LLC
8.31% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/16/29	208,950	208,200

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.5% (continued)
Industrial - 18.8% (continued)
Pro Mach Group, Inc.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	197,556	$196,349
DG Investment Intermediate Holdings 2, Inc.
8.56% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	196,507	190,476
Titan Acquisition Ltd. (Husky)
8.15% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	189,999	179,629
API Heat Transfer
14.67% (3 Month USD LIBOR) (in-kind rate was 14.67%) due 01/01/24†††,3	254,629	132,407
14.67% (3 Month USD LIBOR) (in-kind rate was 14.67%) due 10/02/23†††,3	42,397	36,037
Berlin Packaging LLC
8.44% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.25%) due 03/13/28	147,750	145,244
US Farathane LLC
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24	146,176	134,940
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	127,925	132,579
Air Canada
8.37% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	99,250	98,847
CPG International LLC
7.41% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/29	99,500	98,090
DXP Enterprises, Inc.
9.95% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/23/27	99,491	96,954
TK Elevator Midco GmbH
8.60% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	97,772	95,114
Protective Industrial Products, Inc.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	98,992	91,320
United Airlines, Inc.
8.57% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	79,611	78,914
Osmose Utility Services, Inc.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28	73,015	69,948
Total Industrial		8,762,392
Consumer, Non-cyclical - 17.8%
Medline Borrower LP
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	495,000	482,085
Medical Solutions Parent Holdings, Inc.
8.24% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/01/28	495,386	480,732
KDC US Holdings, Inc.
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25	493,573	476,708
VC GB Holdings I Corp.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 07/21/28	493,750	467,003
Bombardier Recreational Products, Inc.
6.91% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	475,795	461,821
Grifols Worldwide Operations USA, Inc.
6.84% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	465,476	455,780
Elanco Animal Health, Inc.
6.41% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	452,643	442,137
Froneri US, Inc.
7.41% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	396,006	389,836
Resonetics LLC
9.10% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28	395,980	379,151
Triton Water Holdings, Inc.
8.66% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	393,001	351,244

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.5% (continued)
Consumer, Non-cyclical - 17.8% (continued)
National Mentor Holdings, Inc.
8.68% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 03/02/28	424,216	$321,933
8.75% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	17,906	13,589
Hearthside Group Holdings LLC
8.53% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	377,337	322,091
Topgolf Callaway Brands Corp.
3.50% (1 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/09/30	250,000	248,165
Mamba Purchaser, Inc.
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 10/16/28	248,744	244,806
Del Monte Foods, Inc.
9.11% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/16/29	249,375	242,310
HAH Group Holding Co. LLC
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	248,102	240,658
Kronos Acquisition Holdings, Inc.
8.70% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	246,492	236,359
Dermatology Intermediate Holdings III, Inc.
8.93% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	200,688	196,173
8.93% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/30/29	36,437	35,617
Sigma Holding BV (Flora Food)
7.31% (6 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	238,125	226,947
Mission Veterinary Partners
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	246,250	226,550
Reynolds Consumer Products LLC
6.66% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/04/27	219,820	217,897
Energizer Holdings, Inc.
7.12% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/22/27	219,620	217,424
Weber-Stephen Products LLC
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	247,682	212,162
Chefs' Warehouse, Inc.
9.66% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	199,000	197,840
Osmosis Holdings Australia II Pty Ltd.
8.48% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/28	199,269	191,672
Pearl Intermediate Parent LLC
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	147,704	142,313
TGP Holdings LLC
8.08% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28	114,195	90,020
Endo Luxembourg Finance Company I SARL
14.00% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28	98,750	75,709
Total Consumer, Non-cyclical		8,286,732
Consumer, Cyclical - 15.2%
Guardian US HoldCo LLC
8.68% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/31/30	500,000	492,710
Fertitta Entertainment LLC
8.81% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/29	496,241	487,725
Packers Holdings LLC
8.09% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28	496,265	447,571
Stars Group (Amaya)
7.41% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	443,250	442,421
First Brands Group LLC
9.82% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27	441,246	423,182
American Tire Distributors, Inc.
11.07% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28	445,500	387,866
1011778 BC Unlimited Liability Co.
6.59% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	362,739	358,811

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.5% (continued)
Consumer, Cyclical - 15.2% (continued)
PetSmart LLC
8.66% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28	344,750	$341,878
Power Solutions (Panther)
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	259,405	257,459
PCI Gaming Authority, Inc.
7.34% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/29/26	250,000	249,515
Scientific Games Holdings, LP
8.10% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/04/29	248,750	244,825
Petco Health And Wellness Company, Inc.
8.41% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28	249,023	244,354
BGIS (BIFM CA Buyer, Inc.)
8.42% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	248,711	243,583
Thevelia US LLC
9.05% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 06/18/29	248,125	240,681
Congruex Group LLC
10.58% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29†††	248,125	240,061
CCRR Parent, Inc.
8.60% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28	248,731	239,714
Rent-A-Center, Inc.
8.13% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	235,573	232,628
Eyemart Express LLC
7.94% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 08/31/27	249,367	220,690
Eagle Parent Corp.
9.15% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	222,750	219,845
Galaxy US Opco, Inc.
9.56% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/29	248,750	219,522
New Trojan Parent, Inc.
7.97% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28	248,106	167,628
Michaels Stores, Inc.
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/15/28	160,624	147,063
Mavis Tire Express Services TopCo Corp.
8.92% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28	147,375	144,220
Entain Holdings (Gibraltar) Ltd.
8.49% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/31/29	99,750	99,813
Hanesbrands, Inc.
due 03/08/30†††	100,000	99,500
WIRB - Copernicus Group, Inc.
8.95% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	98,481	92,880
WW International, Inc.
8.35% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	94,500	53,747
EG Finco Ltd.
8.84% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	37,087	35,371
Total Consumer, Cyclical		7,075,263
Financial - 11.6%
Alliant Holdings Intermediate LLC
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/05/27	498,750	492,231
AmWINS Group, Inc.
7.09% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	489,494	482,983
HUB International Ltd.
7.82% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.15%) due 04/25/25	481,061	479,074
NFP Corp.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	479,265	466,584
FleetCor Technologies Operating Company LLC
6.59% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/28/28	393,991	391,134
Virtu Financial
7.86% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/12/29	396,000	380,778
Jane Street Group LLC
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	277,564	272,568

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.5% (continued)
Financial - 11.6% (continued)
Teneo Holdings LLC
10.16% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25	249,354	$246,003
Focus Financial Partners, LLC
8.06% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/30/28	248,750	245,917
Citadel Securities, LP
7.42% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28	245,000	242,398
Aretec Group, Inc.
4.50% (1 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 03/07/30	240,000	235,651
Apollo Commercial Real Estate Finance, Inc.
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/15/26†††	248,708	215,132
Claros Mortgage Trust, Inc.
9.34% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26†††	248,116	212,139
USI, Inc.
8.65% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/22/29	208,896	207,890
Apex Group Treasury LLC
9.66% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 07/27/28†††	199,500	197,006
Franchise Group, Inc.
9.56% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	199,776	193,033
Asurion LLC
9.16% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	145,000	134,080
Starwood Property Mortgage LLC
8.06% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/18/27	122,693	115,843
Duff & Phelps
8.65% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	98,982	95,683
Blackstone Mortgage Trust, Inc.
8.31% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/09/29	99,250	90,566
Total Financial		5,396,693
Communications - 11.3%
CSC Holdings LLC
9.33% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28	691,578	638,672
Altice France SA
10.17% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28†††	470,197	446,687
WMG Acquisition Corp.
6.97% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 01/20/28	450,000	444,326
Playtika Holding Corp.
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	442,105	438,551
Ziggo Financing Partnership
7.18% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	394,444
Telenet Financing USD LLC
6.68% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	400,000	391,584
Level 3 Financing, Inc.
6.67% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	387,478	325,803
Zayo Group Holdings, Inc.
7.84% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	325,100
McGraw Hill LLC
9.82% ((3 Month USD LIBOR + 4.75%) and (6 Month USD LIBOR + 4.75%), Rate Floor: 5.25%) due 07/28/28	344,750	321,393
Virgin Media Bristol LLC
7.18% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	250,406	245,899
Xplornet Communications, Inc.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	295,500	237,508
Internet Brands, Inc.
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	241,579	237,124

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.5% (continued)
Communications - 11.3% (continued)
Flight Bidco, Inc.
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	248,052	$230,564
Authentic Brands
9.16% (6 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/21/28	225,926	222,989
Radiate Holdco LLC
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	248,116	202,125
Cengage Learning Acquisitions, Inc.
9.88% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	205,430	189,896
Total Communications		5,292,665
Technology - 10.0%
Indicor LLC
9.40% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/22/29	500,000	495,535
Emerald TopCo, Inc. (Press Ganey)
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	500,533	466,437
Boxer Parent Company, Inc.
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	462,076	455,580
Athenahealth Group, Inc.
8.26% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/15/29	442,400	413,644
Conair Holdings LLC
8.91% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	325,941	296,606
Polaris Newco LLC
9.16% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	321,143	292,150
Peraton Corp.
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	288,634	284,425
Navicure, Inc.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26	248,718	247,708
Atlas CC Acquisition Corp.
9.40% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28	288,772	247,313
Imprivata, Inc.
9.06% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/01/27	248,125	243,163
CoreLogic, Inc.
8.38% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	271,858	231,177
Ascend Learning LLC
8.41% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/11/28	246,875	227,434
Sabre GLBL, Inc.
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27	147,375	124,286
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 06/30/28	89,821	76,871
Project Ruby Ultimate Parent Corp.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	196,000	188,231
Park Place Technologies, LLC
9.91% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27	173,671	166,167
CDK Global, Inc.
9.15% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 07/06/29	99,750	99,309
World Wide Technology Holding Co. LLC
8.02% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30†††	75,000	74,625
DCert Buyer, Inc.
8.70% (6 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	29,846	29,165
Total Technology		4,659,826
Basic Materials - 3.7%
Diamond BC BV
7.58% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 09/29/28	493,750	491,513
CTEC III GmbH
6.45% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR 400,000	411,297
Trinseo Materials Operating S.C.A.
6.84% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/06/24	249,344	245,693

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 90.5% (continued)
Basic Materials - 3.7% (continued)
INEOS Ltd.
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26	147,375	$145,607
Vantage Specialty Chemicals, Inc.
9.60% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/26/26	104,738	100,417
W.R. Grace Holdings LLC
8.94% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28	98,750	97,763
Ascend Performance Materials Operations LLC
9.71% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/27/26	89,471	87,821
Ineos US Finance LLC
3.75% (1 Month Term SOFR + 3.85%, Rate Floor: 3.85%) due 02/09/30	75,000	74,504
Nouryon USA LLC
4.00% (1 Month Term SOFR + 4.10%, Rate Floor: 4.10%) due 03/02/28	65,000	64,756
Total Basic Materials		1,719,371
Energy - 1.9%
Traverse Midstream Partners LLC
8.73% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/06/28	486,328	477,414
UGI Energy Services LLC
8.16% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/22/30	249,117	245,796
Par Petroleum LLC
9.24% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/28/30	150,000	147,000
Total Energy		870,210
Utilities - 0.2%
Granite Generation LLC
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26	107,987	101,339
Total Senior Floating Rate Interests
(Cost $43,942,825)		42,164,491
Total Investments - 100.9%
(Cost $48,933,559)		$47,023,441
Other Assets & Liabilities, net - (0.9)%		(414,793)
Total Net Assets - 100.0%		$46,608,648

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	EUR	Sell	400,000	430,250 USD	04/17/23	$(4,049)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.
[3]	Payment-in-kind security.

EUR — Euro

EURIBOR — European Interbank Offered Rate

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$–	$–	$17,715		$17,715
Preferred Stocks	–	–	–	*	–
Exchange-Traded Funds	1,728,882	–	–		1,728,882
Money Market Fund	3,112,353	–	–		3,112,353
Senior Floating Rate Interests	–	40,510,897	1,653,594		42,164,491
Total Assets	$4,841,235	$40,510,897	$1,671,309		$47,023,441

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$–	$4,049	$–	$4,049
Unfunded Loan Commitments (Note 5)	–	–	4,526	4,526
Total Liabilities	$–	$4,049	$4,526	$8,575

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$17,686	Enterprise Value	Valuation Multiple	2.7x-9.5x	3.8x
Common Stocks	29	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	1,485,150	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	168,444	Model Price	Purchase Price	—	—
Total Assets	$1,671,309
Liabilities:
Unfunded Loan Commitments	$4,526	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $1,333,359 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $548,906 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments

Beginning Balance	$696,906	$9,843	$706,749	$(7,934)
Purchases/(Receipts)	203,078	-	203,078	(902)
(Sales, maturities and paydowns)/Fundings	(1,380)	-	(1,380)	354
Amortization of premiums/discounts	906	-	906	1,108
Total realized gains (losses) included in earnings	-	-	-	1,360
Total change in unrealized appreciation (depreciation) included in earnings	(30,369)	7,872	(22,497)	1,488
Transfers into Level 3	1,333,359	-	1,333,359	-
Transfers out of Level 3	(548,906)	-	(548,906)	-
Ending Balance	$1,653,594	$17,715	$1,671,309	$(4,526)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$(9,321)	$7,872	$(1,449)	$1,005

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23
Common Stocks
BP Holdco LLC *	$7,040	$–	$–	$–	$7,872	$14,912	11,609

*	Non-income producing security.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 19.5%
Industrial - 5.4%
Lincoln Electric Holdings, Inc.	3,359	$568,007
Builders FirstSource, Inc.*	6,141	545,198
Simpson Manufacturing Company, Inc.	4,026	441,411
Eagle Materials, Inc.	2,918	428,216
Donaldson Company, Inc.	6,329	413,537
Belden, Inc.	4,676	405,737
Carlisle Companies, Inc.	1,741	393,588
Owens Corning	3,897	373,332
Timken Co.	4,434	362,346
UFP Industries, Inc.	4,289	340,847
Acuity Brands, Inc.	1,852	338,416
Lennox International, Inc.	1,253	314,854
Toro Co.	2,748	305,468
Littelfuse, Inc.	1,136	304,550
Mueller Industries, Inc.	4,143	304,428
Axon Enterprise, Inc.*	1,264	284,210
Louisiana-Pacific Corp.	4,820	261,292
Curtiss-Wright Corp.	1,420	250,289
Snap-on, Inc.	1,006	248,371
Hubbell, Inc.	959	233,334
Valmont Industries, Inc.	720	229,881
Masco Corp.	4,508	224,138
AGCO Corp.	1,563	211,318
EMCOR Group, Inc.	1,052	171,045
Keysight Technologies, Inc.*	997	160,996
Applied Industrial Technologies, Inc.	825	117,257
Novanta, Inc.*	386	61,409
Advanced Drainage Systems, Inc.	713	60,042
Total Industrial		8,353,517
Technology - 3.4%
Lattice Semiconductor Corp.*	4,732	451,906
Cirrus Logic, Inc.*	3,942	431,176
Power Integrations, Inc.	4,549	385,027
Microchip Technology, Inc.	3,476	291,219
Teradata Corp.*	7,146	287,841
Diodes, Inc.*	3,054	283,289
MACOM Technology Solutions Holdings, Inc.*	3,877	274,647
CommVault Systems, Inc.*	4,700	266,678
Rambus, Inc.*	5,100	261,426
Qualys, Inc.*	1,954	254,059
NXP Semiconductor N.V.	1,329	247,825
Silicon Laboratories, Inc.*	1,358	237,772
KLA Corp.	581	231,918
ON Semiconductor Corp.*	2,774	228,356
Amkor Technology, Inc.	8,629	224,538
ExlService Holdings, Inc.*	1,263	204,391
Manhattan Associates, Inc.*	1,161	179,781
Genpact Ltd.	3,165	146,287
Super Micro Computer, Inc.*	1,289	137,343
Dynatrace, Inc.*	2,245	94,963
Jack Henry & Associates, Inc.	600	90,432
Total Technology		5,210,874
Consumer, Cyclical - 3.3%
Murphy USA, Inc.	1,795	463,200
Boyd Gaming Corp.	6,096	390,876
MSC Industrial Direct Company, Inc. — Class A	4,333	363,972
Brunswick Corp.	4,374	358,668
Gentex Corp.	11,970	335,519
Deckers Outdoor Corp.*	742	333,566
Yum! Brands, Inc.	2,419	319,502
DR Horton, Inc.	2,768	270,406
Watsco, Inc.	820	260,891
Crocs, Inc.*	2,063	260,846
AutoNation, Inc.*	1,865	250,581
Churchill Downs, Inc.	929	238,799
Polaris, Inc.	2,067	228,672
Williams-Sonoma, Inc.	1,457	177,259
Wingstop, Inc.	906	166,323
Choice Hotels International, Inc.	1,286	150,706
WW Grainger, Inc.	180	123,986
O'Reilly Automotive, Inc.*	142	120,555
Harley-Davidson, Inc.	3,029	115,011
Cummins, Inc.	367	87,669
Asbury Automotive Group, Inc.*	394	82,740
Aramark	1,725	61,755
Total Consumer, Cyclical		5,161,502
Consumer, Non-cyclical - 3.2%
United Therapeutics Corp.*	2,033	455,311
Jazz Pharmaceuticals plc*	2,953	432,113
Exelixis, Inc.*	20,198	392,043
Neurocrine Biosciences, Inc.*	3,802	384,838
H&R Block, Inc.	9,603	338,506
Hologic, Inc.*	3,876	312,793
Quest Diagnostics, Inc.	2,159	305,455
Incyte Corp.*	4,043	292,187
Grand Canyon Education, Inc.*	2,472	281,561
Shockwave Medical, Inc.*	1,011	219,215
Halozyme Therapeutics, Inc.*	5,594	213,635
Darling Ingredients, Inc.*	3,454	201,713
Lantheus Holdings, Inc.*	2,423	200,043
Encompass Health Corp.	3,314	179,288
Medpace Holdings, Inc.*	780	146,679
QuidelOrtho Corp.*	1,530	136,308
WEX, Inc.*	725	133,320
AMN Healthcare Services, Inc.*	1,222	101,377
Service Corporation International	1,394	95,879
Molina Healthcare, Inc.*	339	90,679
Paylocity Holding Corp.*	324	64,405
Total Consumer, Non-cyclical		4,977,348
Energy - 1.4%
Antero Midstream Corp.	35,597	373,413
PDC Energy, Inc.	4,639	297,731
Marathon Petroleum Corp.	2,017	271,952
PBF Energy, Inc. — Class A	4,767	206,697
Matador Resources Co.	4,273	203,608
APA Corp.	4,842	174,603
SM Energy Co.	5,744	161,751
Southwestern Energy Co.*	31,277	156,385
HF Sinclair Corp.	3,212	155,397
Occidental Petroleum Corp.	1,542	96,267
Valaris Ltd.*	936	60,896
Total Energy		2,158,700
Financial - 1.4%
International Bancshares Corp.	7,352	314,813

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 19.5% (continued)
Financial - 1.4% (continued)
Evercore, Inc. — Class A	2,553	$294,565
Cathay General Bancorp	8,363	288,691
Interactive Brokers Group, Inc. — Class A	3,485	287,722
Annaly Capital Management, Inc. REIT	13,545	258,845
Fulton Financial Corp.	16,512	228,211
Affiliated Managers Group, Inc.	1,064	151,535
Kinsale Capital Group, Inc.	504	151,275
Rexford Industrial Realty, Inc. REIT	1,532	91,384
First Bancorp	1,556	55,269
SouthState Corp.	382	27,221
Total Financial		2,149,531
Basic Materials - 0.9%
Olin Corp.	7,806	433,233
Reliance Steel & Aluminum Co.	884	226,958
Ingevity Corp.*	2,966	212,128
NewMarket Corp.	565	206,214
Westlake Corp.	1,157	134,189
Chemours Co.	4,472	133,892
RPM International, Inc.	1,037	90,468
Total Basic Materials		1,437,082
Communications - 0.3%
VeriSign, Inc.*	1,490	314,882
Nexstar Media Group, Inc. — Class A	765	132,085
Total Communications		446,967
Utilities - 0.2%
ONE Gas, Inc.	2,525	200,056
OGE Energy Corp.	4,958	186,718
Total Utilities		386,774
Total Common Stocks
(Cost $28,857,207)		30,282,295

MUTUAL FUNDS† - 75.5%
Guggenheim Strategy Fund III[1]	2,116,056	51,314,370
Guggenheim Variable Insurance Strategy Fund III[1]	1,673,857	40,591,043
Guggenheim Strategy Fund II1	926,154	22,422,183
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	284,032	2,757,950
Total Mutual Funds
(Cost $119,459,800)		117,085,546

MONEY MARKET FUND† - 3.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[2]	5,089,215	5,089,215
Total Money Market Fund
(Cost $5,089,215)		5,089,215
Total Investments - 98.3%
(Cost $153,406,222)		$152,457,056
Other Assets & Liabilities, net - 1.7%		2,705,851
Total Net Assets - 100.0%		$155,162,907

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	12	Jun 2023	$3,036,000	$124,169
NASDAQ-100 Index Mini Futures Contracts	2	Jun 2023	532,030	49,419
S&P 500 Index Mini Futures Contracts	3	Jun 2023	620,663	36,982
			$4,188,693	$210,570

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	Pay	5.04% (Federal Funds Rate + 0.21%)	At Maturity	06/28/23	27,817	$124,312,782	$12,527,636

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,282,295	$–	$–	$30,282,295
Mutual Funds	117,085,546	–	–	117,085,546
Money Market Fund	5,089,215	–	–	5,089,215
Equity Futures Contracts**	210,570	–	–	210,570
Equity Index Swap Agreements**	–	12,527,636	–	12,527,636
Total Assets	$152,667,626	$12,527,636	$–	$165,195,262

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$26,262,849	$3,241,549	$(7,269,700)	$16,159	$171,326	$22,422,183	926,154	$332,215
Guggenheim Strategy Fund III	43,164,347	7,813,873	–	–	336,150	51,314,370	2,116,056	596,595
Guggenheim Ultra Short Duration Fund — Institutional Class	2,705,158	33,213	–	–	19,579	2,757,950	284,032	33,383
Guggenheim Variable Insurance Strategy Fund III	39,804,396	488,920	–	–	297,727	40,591,043	1,673,857	488,544
	$111,936,750	$11,577,555	$(7,269,700)	$16,159	$824,782	$117,085,546		$1,450,737

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS† - 83.2%
Vanguard S&P 500 ETF	22,530	$8,472,857
Schwab U.S. Aggregate Bond ETF	117,462	5,510,142
SPDR S&P 500 ETF Trust	10,501	4,299,005
iShares MSCI EAFE ETF	35,262	2,521,938
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,221	2,326,034
iShares Core S&P Mid-Cap ETF	9,114	2,279,958
iShares 7-10 Year Treasury Bond ETF	20,726	2,054,361
iShares 1-3 Year Treasury Bond ETF	21,409	1,758,964
iShares TIPS Bond ETF	3,987	439,567
iShares iBoxx High Yield Corporate Bond ETF	5,736	433,355
iShares Russell 1000 Value ETF	2,824	429,982
iShares Core S&P 500 ETF	2	822
Total Exchange-Traded Funds
(Cost $24,169,580)		30,526,985

MUTUAL FUNDS† - 12.9%
Guggenheim Strategy Fund II1	63,901	1,547,048
Guggenheim Variable Insurance Strategy Fund III[1]	45,729	1,108,917
Guggenheim Strategy Fund III[1]	42,900	1,040,314
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	105,191	1,021,408
Total Mutual Funds
(Cost $4,857,790)		4,717,687

MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[2]	1,137,474	1,137,474
Total Money Market Fund
(Cost $1,137,474)		1,137,474

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
3.36% due 04/11/23[3,4]	$263,000	262,732
Total U.S. Treasury Bills
(Cost $262,737)		262,732
Total Investments - 99.9%
(Cost $30,427,581)		$36,644,878
Other Assets & Liabilities, net - 0.1%		52,085
Total Net Assets - 100.0%		$36,696,963

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
MSCI EAFE Index Futures Contracts	31	Jun 2023	$3,249,265	$102,049
SPI 200 Index Futures Contracts	1	Jun 2023	120,955	(2)
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2023	178,874	(224)
Russell 2000 Index Mini Futures Contracts	14	Jun 2023	1,269,380	(13,070)
			$4,818,474	$88,753

Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	5	Jun 2023	$575,235	$12,765
U.S. Treasury 2 Year Note Futures Contracts	2	Jun 2023	413,203	4,122
			$988,438	$16,887

Equity Futures Contracts Sold Short†
FTSE 100 Index Futures Contracts	1	Jun 2023	$94,323	$923
Nikkei 225 (CME) Index Futures Contracts	1	Jun 2023	141,350	(1,253)
DAX Index Futures Contracts	1	Jun 2023	428,800	(6,065)
S&P 500 Index Mini Futures Contracts	2	Jun 2023	413,775	(21,506)
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2023	266,015	(23,199)
			$1,344,263	$(51,100)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$30,526,985	$–	$–	$30,526,985
Mutual Funds	4,717,687	–	–	4,717,687
Money Market Fund	1,137,474	–	–	1,137,474
U.S. Treasury Bills	–	262,732	–	262,732
Equity Futures Contracts**	102,972	–	–	102,972
Interest Rate Futures Contracts**	16,887	–	–	16,887
Total Assets	$36,502,005	$262,732	$–	$36,764,737

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$65,319	$–	$–	$65,319

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,536,185	$–	$–	$–	$10,863	$1,547,048	63,901	$19,160
Guggenheim Strategy Fund III	1,032,163	–	–	–	8,151	1,040,314	42,900	12,761
Guggenheim Ultra Short Duration Fund — Institutional Class	1,014,044	–	–	–	7,364	1,021,408	105,191	12,397
Guggenheim Variable Insurance Strategy Fund III	1,100,686	–	–	–	8,231	1,108,917	45,729	13,455
	$4,683,078	$–	$–	$–	$34,609	$4,717,687		$57,773

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 94.5%
Consumer, Non-cyclical - 18.2%
Ingredion, Inc.	15,668	$1,593,905
Johnson & Johnson	10,119	1,568,445
Euronet Worldwide, Inc.*	12,325	1,379,168
Quest Diagnostics, Inc.	8,541	1,208,381
Henry Schein, Inc.*	13,673	1,114,896
Bunge Ltd.	11,472	1,095,806
Merck & Company, Inc.	9,829	1,045,707
Tyson Foods, Inc. — Class A	16,562	982,458
Humana, Inc.	1,823	884,993
Archer-Daniels-Midland Co.	10,876	866,382
Medtronic plc	9,686	780,885
Encompass Health Corp.	13,794	746,255
Moderna, Inc.*	3,118	478,862
HCA Healthcare, Inc.	1,707	450,102
Bristol-Myers Squibb Co.	5,239	363,115
Integer Holdings Corp.*	4,278	331,545
Pfizer, Inc.	7,912	322,810
Central Garden & Pet Co. — Class A*	7,922	309,513
Enovis Corp.*	5,089	272,211
LivaNova plc*	5,153	224,568
Certara, Inc.*	8,687	209,444
ICF International, Inc.	1,592	174,642
Azenta, Inc.*	2,750	122,705
Jazz Pharmaceuticals plc*	640	93,651
Pacira BioSciences, Inc.*	2,272	92,720
Ironwood Pharmaceuticals, Inc. — Class A*	8,172	85,970
Total Consumer, Non-cyclical		16,799,139
Financial - 16.9%
JPMorgan Chase & Co.	16,798	2,188,947
Berkshire Hathaway, Inc. — Class B*	4,561	1,408,300
Bank of America Corp.	45,454	1,299,984
Voya Financial, Inc.	11,903	850,588
Mastercard, Inc. — Class A	2,031	738,086
Unum Group	18,643	737,517
Wells Fargo & Co.	17,301	646,711
American Tower Corp. — Class A REIT	3,046	622,420
Prosperity Bancshares, Inc.	9,109	560,386
Charles Schwab Corp.	10,274	538,152
STAG Industrial, Inc. REIT	15,226	514,943
Goldman Sachs Group, Inc.	1,527	499,497
First Merchants Corp.	13,604	448,252
Physicians Realty Trust REIT	29,711	443,585
Gaming and Leisure Properties, Inc. REIT	7,190	374,311
Old Republic International Corp.	14,148	353,276
Texas Capital Bancshares, Inc.*	6,699	327,983
Axis Capital Holdings Ltd.	5,505	300,133
T. Rowe Price Group, Inc.	2,640	298,056
Sun Communities, Inc. REIT	2,052	289,086
Stifel Financial Corp.	4,680	276,541
Alexandria Real Estate Equities, Inc. REIT	2,133	267,884
First American Financial Corp.	4,603	256,203
Apple Hospitality REIT, Inc.	15,426	239,412
Hancock Whitney Corp.	6,119	222,732
Old National Bancorp	15,146	218,405
Stewart Information Services Corp.	4,147	167,331
United Bankshares, Inc.	4,125	145,200
Wintrust Financial Corp.	1,986	144,879
First Hawaiian, Inc.	6,166	127,205
United Community Banks, Inc.	4,420	124,290
Heritage Insurance Holdings, Inc.	6,962	21,443
Total Financial		15,651,738
Industrial - 10.9%
Knight-Swift Transportation Holdings, Inc.	21,358	1,208,436
Johnson Controls International plc	19,318	1,163,330
Teledyne Technologies, Inc.*	2,007	897,851
Advanced Energy Industries, Inc.	5,649	553,602
Graphic Packaging Holding Co.	20,768	529,376
L3Harris Technologies, Inc.	2,536	497,665
Littelfuse, Inc.	1,841	493,554
Kirby Corp.*	6,945	484,066
Curtiss-Wright Corp.	2,348	413,858
Arcosa, Inc.	6,519	411,414
MDU Resources Group, Inc.	13,111	399,623
Daseke, Inc.*	45,933	355,062
PGT Innovations, Inc.*	12,485	313,498
Mercury Systems, Inc.*	4,933	252,175
Summit Materials, Inc. — Class A*	8,335	237,464
GATX Corp.	2,150	236,543
Coherent Corp.*	5,658	215,457
Terex Corp.	4,370	211,421
Esab Corp.	3,380	199,657
Park Aerospace Corp.	14,655	197,110
EnerSys	2,114	183,664
Sonoco Products Co.	2,930	178,730
Plexus Corp.*	1,806	176,211
Stoneridge, Inc.*	6,430	120,241
AZEK Company, Inc.*	4,251	100,069
Total Industrial		10,030,077
Energy - 9.8%
Chevron Corp.	14,038	2,290,440
Pioneer Natural Resources Co.	8,092	1,652,710
ConocoPhillips	13,815	1,370,586
Diamondback Energy, Inc.	6,796	918,615
Coterra Energy, Inc. — Class A	29,092	713,918
Kinder Morgan, Inc.	36,763	643,720
Marathon Oil Corp.	24,310	582,468
Equities Corp.	17,262	550,830
Patterson-UTI Energy, Inc.	21,280	248,976
Ranger Oil Corp. — Class A	1,753	71,593
Total Energy		9,043,856
Consumer, Cyclical - 8.1%
Walmart, Inc.	8,159	1,203,045
Whirlpool Corp.	5,975	788,819
Lear Corp.	4,900	683,501
PACCAR, Inc.	8,952	655,286
Ferguson plc	4,877	652,299
Delta Air Lines, Inc.*	17,521	611,833
H&E Equipment Services, Inc.	11,692	517,137

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 94.5% (continued)
Consumer, Cyclical - 8.1% (continued)
MSC Industrial Direct Company, Inc. — Class A	6,117	$513,828
Southwest Airlines Co.	14,749	479,933
Methode Electronics, Inc.	7,815	342,922
Alaska Air Group, Inc.*	5,933	248,949
UniFirst Corp.	918	161,779
Newell Brands, Inc.	11,444	142,363
Marriott Vacations Worldwide Corp.	1,054	142,143
Leggett & Platt, Inc.	4,193	133,673
Meritage Homes Corp.	1,010	117,928
Lakeland Industries, Inc.	6,577	96,024
Total Consumer, Cyclical		7,491,462
Utilities - 7.9%
OGE Energy Corp.	44,999	1,694,662
Pinnacle West Capital Corp.	16,818	1,332,658
Edison International	15,015	1,059,909
Exelon Corp.	20,760	869,637
Black Hills Corp.	12,525	790,328
Duke Energy Corp.	5,623	542,451
NiSource, Inc.	18,936	529,450
PPL Corp.	9,865	274,148
Spire, Inc.	3,327	233,356
Total Utilities		7,326,599
Communications - 7.8%
Verizon Communications, Inc.	39,044	1,518,421
Alphabet, Inc. — Class A*	14,120	1,464,668
Comcast Corp. — Class A	22,453	851,193
Fox Corp. — Class B	24,211	758,046
Cisco Systems, Inc.	14,121	738,175
Walt Disney Co.*	6,367	637,528
Juniper Networks, Inc.	13,304	457,924
Ciena Corp.*	7,281	382,398
T-Mobile US, Inc.*	2,640	382,378
Total Communications		7,190,731
Technology - 7.7%
Teradyne, Inc.	11,150	1,198,737
Leidos Holdings, Inc.	10,336	951,532
Microsoft Corp.	3,160	911,028
Evolent Health, Inc. — Class A*	22,593	733,143
KLA Corp.	1,826	728,884
Fiserv, Inc.*	5,115	578,148
Amdocs Ltd.	4,891	469,683
Science Applications International Corp.	4,099	440,478
Micron Technology, Inc.	5,514	332,715
Silicon Laboratories, Inc.*	1,684	294,852
MACOM Technology Solutions Holdings, Inc.*	4,023	284,989
Power Integrations, Inc.	2,155	182,399
Total Technology		7,106,588
Basic Materials - 7.2%
Westlake Corp.	13,907	1,612,934
Reliance Steel & Aluminum Co.	5,239	1,345,061
Huntsman Corp.	45,965	1,257,602
Nucor Corp.	4,515	697,432
Freeport-McMoRan, Inc.	15,267	624,573
DuPont de Nemours, Inc.	6,536	469,089
Avient Corp.	8,639	355,581
Ashland, Inc.	2,721	279,474
Total Basic Materials		6,641,746
Total Common Stocks
(Cost $72,640,604)		87,281,936

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	40,146	22,080
Total Rights
(Cost $–)		22,080

MONEY MARKET FUND† - 5.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[1]	4,944,925	4,944,925
Total Money Market Fund
(Cost $4,944,925)		4,944,925
Total Investments - 99.9%
(Cost $77,585,529)		$92,248,941
Other Assets & Liabilities, net - 0.1%		65,768
Total Net Assets - 100.0%		$92,314,709

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$87,281,936	$–	$–	$87,281,936
Rights	22,080	–	–	22,080
Money Market Fund	4,944,925	–	–	4,944,925
Total Assets	$92,248,941	$–	$–	$92,248,941

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 1.1%
Utilities - 0.6%
TexGen Power LLC*,††	7,929	$206,154
Financial - 0.3%
TPG Pace Beneficial II Corp.*,1	5,510	54,935
Acropolis Infrastructure Acquisition Corp. — Class A*,1	4,900	49,637
Total Financial		104,572
Consumer, Non-cyclical - 0.1%
Cengage Learning Holdings II, Inc.*,††	2,107	22,650
MEDIQ, Inc.*,†††	92	–
Total Consumer, Non-cyclical		22,650
Energy - 0.1%
Legacy Reserves, Inc.*,†††	1,969	17,229
Permian Production Partners LLC*,†††	9,124	1,494
Bruin E&P Partnership Units*,†††	6,071	136
Total Energy		18,859
Industrial - 0.0%
BP Holdco LLC*,†††,2	523	672
Vector Phoenix Holdings, LP*,†††	523	125
Total Industrial		797
Total Common Stocks
(Cost $304,282)		353,032

PREFERRED STOCKS†† - 1.2%
Financial - 1.2%
American Equity Investment Life Holding Co.
5.95%	6,000	140,820
Charles Schwab Corp.
4.00%*	150,000	118,125
Arch Capital Group Ltd.
4.55%	6,000	115,500
Total Financial		374,445
Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	2
Total Preferred Stocks
(Cost $1,075,000)		374,447

WARRANTS† - 0.0%
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[1]	1,632	278
MSD Acquisition Corp.
Expiring 05/13/23†††,1	16	–
Total Warrants
(Cost $1,365)		278

MONEY MARKET FUND† - 4.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[4]	1,536,319	1,536,319
Total Money Market Fund
(Cost $1,536,319)		1,536,319

	Face Amount~
CORPORATE BONDS†† - 81.3%
Communications - 14.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38% due 09/01/29[5]	250,000	238,750
4.25% due 02/01/31[5]	150,000	122,649
4.50% due 06/01/33[5]	125,000	100,631
4.25% due 01/15/34[5]	100,000	78,212
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	375,000	326,250
8.00% due 08/01/29[5]	175,000	143,500
Altice France S.A.
5.50% due 10/15/29[5]	325,000	248,513
5.13% due 07/15/29[5]	175,000	131,688
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	300,000	169,260
3.63% due 01/15/29[5]	300,000	165,876
VZ Secured Financing BV
5.00% due 01/15/32[5]	375,000	305,893
CSC Holdings LLC
4.13% due 12/01/30[5]	200,000	143,638
4.63% due 12/01/30[5]	200,000	98,620
3.38% due 02/15/31[5]	75,000	51,874
Cengage Learning, Inc.
9.50% due 06/15/24[5]	290,000	280,386
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	270,000	255,015
Virgin Media Finance plc
5.00% due 07/15/30[5]	275,000	227,296
AMC Networks, Inc.
4.25% due 02/15/29	300,000	184,443
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	184,000
Sirius XM Radio, Inc.
3.88% due 09/01/31[5]	125,000	97,188
4.13% due 07/01/30[5]	100,000	81,750
UPC Broadband Finco BV
4.88% due 07/15/31[5]	200,000	172,946
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	200,000	170,156
TripAdvisor, Inc.
7.00% due 07/15/25[5]	125,000	125,274
Cogent Communications Group, Inc.
7.00% due 06/15/27[5]	125,000	123,937
Match Group Holdings II LLC
3.63% due 10/01/31[5]	150,000	122,066
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	75,000	64,847
Cable One, Inc.
4.00% due 11/15/30[5]	75,000	61,048

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~		Value
CORPORATE BONDS†† - 81.3% (continued)
Communications - 14.4% (continued)
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]		25,000	$20,750
Total Communications			4,496,456
Consumer, Non-cyclical - 14.1%
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]		410,000	382,778
CPI CG, Inc.
8.63% due 03/15/26[5]		351,000	347,490
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]		375,000	333,836
Upbound Group, Inc.
6.38% due 02/15/29[5,6]		375,000	314,870
Tenet Healthcare Corp.
6.13% due 06/15/30[5]		250,000	246,625
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]		200,000	179,250
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]		179,000	178,105
DaVita, Inc.
4.63% due 06/01/30[5]		200,000	170,718
Par Pharmaceutical, Inc.
due 04/01/27[5,7]		225,000	167,390
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]		200,000	165,864
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[5]		200,000	164,000
Sabre GLBL, Inc.
7.38% due 09/01/25[5]		118,000	105,432
9.25% due 04/15/25[5]		50,000	47,100
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]		107,000	93,358
5.00% due 12/31/26[5]		50,000	45,726
WW International, Inc.
4.50% due 04/15/29[5]		250,000	134,375
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]		225,000	132,750
Castor S.p.A.
7.30% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR	125,000	129,277
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR	125,000	115,156
ADT Security Corp.
4.13% due 08/01/29[5]		125,000	111,474
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]		100,000	99,385
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[5,7]		125,000	92,466
Post Holdings, Inc.
4.63% due 04/15/30[5]		75,000	67,219
5.63% due 01/15/28[5]		25,000	24,500
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]		100,000	89,486
Medline Borrower, LP
5.25% due 10/01/29[5]		100,000	86,761
Service Corporation International
3.38% due 08/15/30		100,000	85,250
HealthEquity, Inc.
4.50% due 10/01/29[5]		75,000	66,635
Central Garden & Pet Co.
4.13% due 04/30/31[5]		75,000	64,759
GXO Logistics, Inc.
2.65% due 07/15/31		50,000	38,892
1.65% due 07/15/26		25,000	21,985
Garden Spinco Corp.
8.63% due 07/20/30[5]		50,000	53,422
Nathan's Famous, Inc.
6.63% due 11/01/25[5]		38,000	37,810
Ingles Markets, Inc.
4.00% due 06/15/31[5]		25,000	21,727
Total Consumer, Non-cyclical			4,415,871
Industrial - 11.7%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]		350,000	334,250
5.25% due 07/15/28[5]		150,000	132,584
GrafTech Finance, Inc.
4.63% due 12/15/28[5]		430,000	358,560
Artera Services LLC
9.03% due 12/04/25[5]		400,000	344,062
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[5]		175,000	175,000
9.25% due 04/15/27[5]		100,000	92,399
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]		275,000	257,799
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]		275,000	207,834
Harsco Corp.
5.75% due 07/31/27[5]		225,000	176,634
Masonite International Corp.
5.38% due 02/01/28[5]		175,000	167,125
Amsted Industries, Inc.
4.63% due 05/15/30[5]		175,000	157,233
Clearwater Paper Corp.
4.75% due 08/15/28[5]		175,000	157,220
Builders FirstSource, Inc.
6.38% due 06/15/32[5]		125,000	125,446
4.25% due 02/01/32[5]		25,000	21,785

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~		Value
CORPORATE BONDS†† - 81.3% (continued)
Industrial - 11.7% (continued)
Standard Industries, Inc.
4.38% due 07/15/30[5]		150,000	$130,500
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[5]		125,000	122,480
Ball Corp.
3.13% due 09/15/31		125,000	103,437
TransDigm, Inc.
8.00% due 12/15/25[5]		100,000	101,875
EnerSys
4.38% due 12/15/27[5]		100,000	92,750
Sealed Air Corp.
6.13% due 02/01/28[5]		75,000	75,837
Howmet Aerospace, Inc.
5.95% due 02/01/37		75,000	75,562
Arcosa, Inc.
4.38% due 04/15/29[5]		75,000	66,702
Clean Harbors, Inc.
6.38% due 02/01/31[5]		50,000	51,013
Stericycle, Inc.
5.38% due 07/15/24[5]		50,000	49,621
Hillenbrand, Inc.
3.75% due 03/01/31		50,000	41,750
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]		25,000	21,125
Total Industrial			3,640,583
Consumer, Cyclical - 11.6%
Crocs, Inc.
4.25% due 03/15/29[5]		300,000	263,138
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]		265,000	251,579
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]		250,000	234,375
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]		250,000	218,438
Aramark Services, Inc.
5.00% due 02/01/28[5]		200,000	189,293
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]		225,000	182,828
Allison Transmission, Inc.
3.75% due 01/30/31[5]		200,000	170,636
Station Casinos LLC
4.63% due 12/01/31[5]		200,000	168,900
Penn Entertainment, Inc.
4.13% due 07/01/29[5]		200,000	166,774
Scotts Miracle-Gro Co.
4.38% due 02/01/32		200,000	160,745
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[5]		100,000	104,802
6.75% due 03/15/28[5]		50,000	51,491
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]		175,000	150,062
Newell Brands, Inc.
4.45% due 04/01/26		150,000	144,375
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]		150,000	125,250
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]		125,000	117,031
United Airlines, Inc.
4.63% due 04/15/29[5]		125,000	113,063
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]		125,000	110,460
Wabash National Corp.
4.50% due 10/15/28[5]		125,000	108,371
Hanesbrands, Inc.
4.88% due 05/15/26[5]		100,000	94,750
Air Canada
3.88% due 08/15/26[5]		100,000	90,800
Michaels Companies, Inc.
5.25% due 05/01/28[5]		100,000	83,345
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[5]		75,000	75,281
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[5]		75,000	74,813
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]		75,000	71,250
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]		75,000	65,700
Superior Plus, LP
4.25% due 05/18/28[5]	CAD	75,000	49,091
Total Consumer, Cyclical			3,636,641
Financial - 11.6%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]		450,000	380,965
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]		225,000	187,875
5.75% due 06/15/27[5]		200,000	177,972
Hunt Companies, Inc.
5.25% due 04/15/29[5]		450,000	351,672
Iron Mountain, Inc.
5.63% due 07/15/32[5]		275,000	251,224
5.25% due 07/15/30[5]		75,000	67,626
OneMain Finance Corp.
3.88% due 09/15/28		225,000	178,313
4.00% due 09/15/30		75,000	56,250
NFP Corp.
6.88% due 08/15/28[5]		250,000	214,535
Kennedy-Wilson, Inc.
5.00% due 03/01/31		150,000	110,069
4.75% due 03/01/29		100,000	79,500
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]		200,000	179,055
USI, Inc.
6.88% due 05/01/25[5]		175,000	172,375

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 81.3% (continued)
Financial - 11.6% (continued)
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]	200,000	$171,746
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	200,000	165,828
HUB International Ltd.
7.00% due 05/01/26[5]	100,000	98,281
5.63% due 12/01/29[5]	50,000	43,564
Assurant, Inc.
7.00% due 03/27/48[3]	150,000	140,135
SLM Corp.
3.13% due 11/02/26	150,000	127,500
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	125,000	125,901
Starwood Property Trust, Inc.
4.38% due 01/15/27[5]	125,000	103,308
AmWINS Group, Inc.
4.88% due 06/30/29[5]	100,000	88,500
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	100,000	85,781
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	100,000	59,297
Total Financial		3,617,272
Energy - 7.7%
Parkland Corp.
4.63% due 05/01/30[5]	250,000	222,250
4.50% due 10/01/29[5]	225,000	199,921
NuStar Logistics, LP
5.63% due 04/28/27	200,000	189,367
6.38% due 10/01/30	100,000	95,950
6.00% due 06/01/26	75,000	73,516
CVR Energy, Inc.
5.75% due 02/15/28[5]	325,000	298,233
5.25% due 02/15/25[5]	25,000	23,998
ITT Holdings LLC
6.50% due 08/01/29[5]	325,000	274,404
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	225,000	215,891
6.88% due 01/15/29	50,000	46,487
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[5]	200,000	197,775
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	175,000	168,597
EnLink Midstream LLC
5.38% due 06/01/29	150,000	144,375
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	150,000	129,000
Kinetik Holdings, LP
5.88% due 06/15/30[5]	75,000	72,188
Southwestern Energy Co.
5.38% due 02/01/29	50,000	47,125
Total Energy		2,399,077
Basic Materials - 6.8%
Carpenter Technology Corp.
6.38% due 07/15/28	300,000	292,622
7.63% due 03/15/30	125,000	129,294
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]	275,000	251,223
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	275,000	250,756
WR Grace Holdings LLC
4.88% due 06/15/27[5]	200,000	192,782
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	200,000	190,409
SK Invictus Intermediate II SARL
5.00% due 10/30/29[5]	225,000	186,804
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	110,000	97,902
4.50% due 06/01/31[5]	75,000	61,591
Diamond BC BV
4.63% due 10/01/29[5]	150,000	146,167
Valvoline, Inc.
3.63% due 06/15/31[5]	125,000	106,070
4.25% due 02/15/30[5]	25,000	24,516
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	100,000	88,651
Ingevity Corp.
3.88% due 11/01/28[5]	100,000	85,678
Mirabela Nickel Ltd.
due 06/24/19†††,7,8	390,085	18,529
Total Basic Materials		2,122,994
Utilities - 1.7%
Terraform Global Operating, LP
6.13% due 03/01/26[5]	420,000	400,004
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25	75,000	71,941
Clearway Energy Operating LLC
4.75% due 03/15/28[5]	75,000	71,625
Total Utilities		543,570
Technology - 1.7%
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	200,000	199,046
Central Parent Incorporated / CDK Global Inc
7.25% due 06/15/29[5]	200,000	196,576
Entegris Escrow Corp.
4.75% due 04/15/29[5]	100,000	94,540

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 81.3% (continued)
Technology - 1.7% (continued)
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	50,000	$43,007
Total Technology		533,169
Total Corporate Bonds
(Cost $28,933,834)		25,405,633

SENIOR FLOATING RATE INTERESTS††,◊ - 11.0%
Consumer, Cyclical - 2.9%
American Tire Distributors, Inc.
11.07% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28	173,250	150,837
PetSmart LLC
8.66% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28	147,750	146,519
First Brands Group LLC
9.82% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27	112,774	108,157
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.34% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	185,164	106,160
Apro LLC
8.76% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/16/26	98,000	95,795
Holding SOCOTEC
9.16% ((2 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 06/30/28	74,250	71,063
CCRR Parent, Inc.
8.60% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28	73,500	70,836
Flutter Financing B.V.
8.41% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/24/28	49,750	49,685
Sweetwater Sound
9.13% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/05/28	48,749	46,067
Rent-A-Center, Inc.
8.13% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	46,616	46,034
Total Consumer, Cyclical		891,153
Industrial - 2.3%
Arcline FM Holdings LLC
9.91% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	172,375	164,080
Dispatch Terra Acquisition LLC
9.30% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	147,498	132,380
Pelican Products, Inc.
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	90,176	79,655
Michael Baker International LLC
9.84% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 12/01/28	74,063	72,304
Aegion Corp.
9.59% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28	73,875	71,782
PECF USS Intermediate Holding III Corp.
9.09% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	74,187	62,197
Air Canada
8.37% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	49,625	49,423
Osmose Utility Services, Inc.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28	49,622	47,538
US Farathane LLC
9.41% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24	48,000	44,310
YAK MAT (YAK ACCESS LLC)
due 07/10/26[7]	150,000	7,999
Total Industrial		731,668
Consumer, Non-cyclical - 1.7%
Quirch Foods Holdings LLC
9.68% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 10/27/27	98,000	90,038
Gibson Brands, Inc.
9.92% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	96,281	76,062
Osmosis Holdings Australia II Pty Ltd.
8.48% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/28	74,826	71,974
National Mentor Holdings, Inc.
8.68% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 03/02/28	93,662	71,079

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 11.0% (continued)
Consumer, Non-cyclical - 1.7% (continued)
Blue Ribbon LLC
10.66% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28		92,500	$67,987
Confluent Health LLC
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28		61,097	49,336
8.84% (Commercial Prime Lending Rate + 3.00%, Rate Floor: 4.50%) due 11/30/28		13,274	10,719
Women's Care Holdings, Inc.
9.33% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28		62,862	58,462
Kronos Acquisition Holdings, Inc.
11.02% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26		24,750	23,884
TGP Holdings LLC
8.08% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28		23,533	18,551
Total Consumer, Non-cyclical			538,092
Technology - 1.5%
Datix Bidco Ltd.
6.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	150,000	181,039
9.94% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP	75,000	90,631
Peraton Corp.
8.59% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28		120,241	118,488
Atlas CC Acquisition Corp.
9.40% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28		73,688	63,108
Total Technology			453,266
Financial - 1.0%
Franchise Group, Inc.
9.56% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26		99,888	96,517
Citadel Securities, LP
7.92% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/02/28		94,525	94,230
Claros Mortgage Trust, Inc.
9.34% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26†††		90,850	77,677
Eisner Advisory Group
10.17% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28†††		49,250	49,127
Total Financial			317,551
Communications - 1.0%
Xplornet Communications, Inc.
8.84% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28		123,125	98,962
Playtika Holding Corp.
7.59% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28		98,000	97,212
Cengage Learning Acquisitions, Inc.
9.88% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26		73,875	68,288
Flight Bidco, Inc.
8.34% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25		49,610	46,113
Total Communications			310,575
Basic Materials - 0.5%
LTI Holdings, Inc.
9.59% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26		99,111	95,973
NIC Acquisition Corp.
8.91% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27		87,154	66,063
Total Basic Materials			162,036
Energy - 0.1%
Permian Production Partners LLC
12.85% (1 Month USD LIBOR + 6.00%, Rate Floor: 4.85%) (in-kind rate was 2.00%) due 11/24/25†††,9		18,520	18,428
Total Senior Floating Rate Interests
(Cost $3,898,073)			3,422,769
Total Investments - 99.5%
(Cost $35,748,873)			$31,092,478
Other Assets & Liabilities, net - 0.5%			149,426
Total Net Assets - 100.0%			$31,241,904

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CAD	Sell	68,000	49,724 USD	04/17/23	$(614)
Barclays Bank plc	EUR	Sell	230,000	247,394 USD	04/17/23	(2,328)
Barclays Bank plc	GBP	Sell	228,000	277,868 USD	04/17/23	(3,493)
						$(6,435)

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $22,090,542 (cost $24,933,127), or 70.7% of total net assets.
[6]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2023, the total market value of segregated or earmarked security was $314,870 — See Note 2.
[7]	Security is in default of interest and/or principal obligations.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $18,529 (cost $353,909), or 0.1% of total net assets — See Note 6.
[9]	Payment-in-kind security.

CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$104,572	$228,804	$19,656		$353,032
Preferred Stocks	–	374,445	2		374,447
Warrants	278	–	–	*	278
Money Market Fund	1,536,319	–	–		1,536,319
Corporate Bonds	–	25,387,104	18,529		25,405,633
Senior Floating Rate Interests	–	3,005,867	416,902		3,422,769
Total Assets	$1,641,169	$28,996,220	$455,089		$31,092,478

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$–	$6,435	$–	$6,435

*	Security has a market value of $0.

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $239,650 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

 The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$19,520	Enterprise Value	Valuation Multiple	2.7x-9.5x	3.2x
Common Stocks	136	Model Price	Liquidation Value	—	—
Corporate Bonds	18,529	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	271,670	Yield Analysis	Yield	10.6%-13.8%	11.7%
Senior Floating Rate Interests	145,232	Third Party Pricing	Broker Quote	—	—
Total Assets	$455,087

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $126,804 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $337,024 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments

Beginning Balance	$120,477	$559,713	$25,289	$2	$705,481	$(1,511)
Purchases/(Receipts)	-	94	-	-	94	-
(Sales, maturities and paydowns)/Fundings	(2,430)	(44,348)	-	-	(46,778)	70
Amortization of premiums/discounts	(139)	970	-	-	831	-
Total realized gains (losses) included in earnings	(163,961)	(5,119)	-	-	(169,080)	283
Total change in unrealized appreciation (depreciation) included in earnings	163,202	17,192	(5,633)	-	174,761	1,158
Transfers into Level 3	-	126,804	-	-	126,804	-
Transfers out of Level 3	(98,620)	(238,404)	-	-	(337,024)	-
Ending Balance	$18,529	$416,902	$19,656	$2	$455,089	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$10,727	$4,926	$(5,633)	$-	$10,020	$-

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23
Common Stocks
BP Holdco LLC *	$317	$–	$–	$–	$355	$672	523

*	Non-income producing security.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 90.5%
Financial - 25.6%
Hancock Whitney Corp.	23,741	$864,172
Physicians Realty Trust REIT	54,266	810,192
Old National Bancorp	54,441	785,039
Banc of California, Inc.	59,918	750,772
Cathay General Bancorp	21,370	737,692
First Merchants Corp.	21,923	722,363
CNO Financial Group, Inc.	31,438	697,609
LXP Industrial Trust REIT	67,059	691,378
Texas Capital Bancshares, Inc.*	13,731	672,270
Axis Capital Holdings Ltd.	12,130	661,328
Hanmi Financial Corp.	35,569	660,516
Unum Group	15,874	627,975
Stifel Financial Corp.	10,167	600,768
STAG Industrial, Inc. REIT	17,048	576,563
Prosperity Bancshares, Inc.	8,912	548,266
MGIC Investment Corp.	39,769	533,700
First American Financial Corp.	9,429	524,818
Stewart Information Services Corp.	11,745	473,911
Apple Hospitality REIT, Inc.	30,185	468,471
Wintrust Financial Corp.	5,765	420,557
Simmons First National Corp. — Class A	23,197	405,716
Sunstone Hotel Investors, Inc. REIT	35,434	350,088
Independent Bank Group, Inc.	7,348	340,580
Old Republic International Corp.	13,251	330,878
United Bankshares, Inc.	8,031	282,691
Trustmark Corp.	10,996	271,601
First Hawaiian, Inc.	12,966	267,489
United Community Banks, Inc.	8,606	242,001
RMR Group, Inc. — Class A	7,220	189,453
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	166,112
Heritage Insurance Holdings, Inc.	24,180	74,474
Total Financial		15,749,443
Industrial - 20.7%
Mercury Systems, Inc.*	18,276	934,269
GATX Corp.	7,873	866,187
Kirby Corp.*	12,130	845,461
MDU Resources Group, Inc.	26,414	805,099
Knight-Swift Transportation Holdings, Inc.	13,527	765,358
Arcosa, Inc.	11,657	735,673
Daseke, Inc.*	94,908	733,639
Sonoco Products Co.	10,651	649,711
Moog, Inc. — Class A	6,196	624,247
PGT Innovations, Inc.*	21,399	537,329
Belden, Inc.	5,787	502,138
Curtiss-Wright Corp.	2,816	496,348
Graphic Packaging Holding Co.	19,212	489,714
Summit Materials, Inc. — Class A*	16,800	478,632
Littelfuse, Inc.	1,753	469,962
Coherent Corp.*	11,749	447,402
Terex Corp.	9,210	445,580
EnerSys	4,571	397,128
Park Aerospace Corp.	28,528	383,702
Esab Corp.	6,348	374,976
Advanced Energy Industries, Inc.	3,261	319,578
Stoneridge, Inc.*	13,470	251,889
AZEK Company, Inc.*	8,528	200,749
Total Industrial		12,754,771
Consumer, Cyclical - 11.8%
H&E Equipment Services, Inc.	24,579	1,087,129
Rush Enterprises, Inc. — Class A	19,655	1,073,163
MSC Industrial Direct Company, Inc. — Class A	11,510	966,840
Methode Electronics, Inc.	17,885	784,794
Alaska Air Group, Inc.*	17,426	731,195
Meritage Homes Corp.	2,973	347,128
UniFirst Corp.	1,795	316,333
Lakeland Industries, Inc.	21,184	309,286
Marriott Vacations Worldwide Corp.	2,255	304,109
Hawaiian Holdings, Inc.*	31,086	284,748
Newell Brands, Inc.	22,864	284,428
Leggett & Platt, Inc.	8,870	282,776
Whirlpool Corp.	1,956	258,231
Macy's, Inc.	13,170	230,343
Total Consumer, Cyclical		7,260,503
Consumer, Non-cyclical - 10.5%
Euronet Worldwide, Inc.*	10,865	1,215,794
Encompass Health Corp.	15,794	854,455
Certara, Inc.*	29,643	714,693
Central Garden & Pet Co. — Class A*	15,598	609,414
Enovis Corp.*	9,240	494,248
Ingredion, Inc.	4,743	482,505
LivaNova plc*	10,351	451,097
ICF International, Inc.	3,175	348,298
Perdoceo Education Corp.*	20,801	279,357
Azenta, Inc.*	5,523	246,436
Integer Holdings Corp.*	2,929	226,997
Jazz Pharmaceuticals plc*	1,337	195,643
Pacira BioSciences, Inc.*	4,408	179,890
Ironwood Pharmaceuticals, Inc. — Class A*	16,911	177,904
Total Consumer, Non-cyclical		6,476,731
Energy - 5.5%
Pioneer Natural Resources Co.	9,473	1,934,766
CNX Resources Corp.*	40,226	644,420
Ranger Oil Corp. — Class A	14,555	594,426
Patterson-UTI Energy, Inc.	19,446	227,518
Total Energy		3,401,130
Utilities - 5.4%
OGE Energy Corp.	30,576	1,151,492
Black Hills Corp.	14,699	927,507
Spire, Inc.	7,249	508,445
Avista Corp.	9,559	405,780
ALLETE, Inc.	5,769	371,350
Total Utilities		3,364,574
Technology - 5.1%
Science Applications International Corp.	7,631	820,028
Amkor Technology, Inc.	25,193	655,522
MACOM Technology Solutions Holdings, Inc.*	8,201	580,959

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 90.5% (continued)
Technology - 5.1% (continued)
Silicon Laboratories, Inc.*	2,327	$407,434
Power Integrations, Inc.	4,139	350,325
Conduent, Inc.*	95,977	329,201
Total Technology		3,143,469
Basic Materials - 4.2%
Huntsman Corp.	28,622	783,098
Avient Corp.	17,177	707,005
Ashland, Inc.	6,259	642,862
Commercial Metals Co.	8,977	438,975
Total Basic Materials		2,571,940
Communications - 1.7%
Ciena Corp.*	9,083	477,039
TEGNA, Inc.	19,791	334,666
Gray Television, Inc.	25,944	226,232
Total Communications		1,037,937
Total Common Stocks
(Cost $53,842,562)		55,760,498

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp. *,1	116,667	–
Total Convertible Preferred Stocks
(Cost $111,410)		–

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	81,258	44,692
Total Rights
(Cost $–)		44,692

EXCHANGE-TRADED FUNDS† - 4.9%
iShares Russell 2000 Value ETF	11,483	1,573,401
SPDR S&P Biotech ETF	18,880	1,438,845
Total Exchange-Traded Funds
(Cost $2,835,621)		3,012,246

MONEY MARKET FUND† - 4.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[2]	2,763,881	2,763,881
Total Money Market Fund
(Cost $2,763,881)		2,763,881
Total Investments - 99.9%
(Cost $59,553,474)		$61,581,317
Other Assets & Liabilities, net - 0.1%		34,310
Total Net Assets - 100.0%		$61,615,627

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$55,760,498	$–	$–		$55,760,498
Convertible Preferred Stocks	–	–	–	*	–
Rights	44,692	–	–		44,692
Exchange-Traded Funds	3,012,246	–	–		3,012,246
Money Market Fund	2,763,881	–	–		2,763,881
Total Assets	$61,581,317	$–	$–		$61,581,317

*	Security has a market value of $0.

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 97.7%
Industrial - 23.3%
Graphic Packaging Holding Co.	119,885	$3,055,869
Curtiss-Wright Corp.	16,040	2,827,211
Littelfuse, Inc.	10,214	2,738,271
Kirby Corp.*	38,649	2,693,835
Knight-Swift Transportation Holdings, Inc.	42,599	2,410,252
Arcosa, Inc.	34,542	2,179,946
Teledyne Technologies, Inc.*	4,806	2,150,012
MDU Resources Group, Inc.	67,949	2,071,086
Johnson Controls International plc	32,961	1,984,911
Daseke, Inc.*	244,873	1,892,868
PGT Innovations, Inc.*	68,573	1,721,868
Mercury Systems, Inc.*	26,161	1,337,350
GATX Corp.	11,670	1,283,934
Coherent Corp.*	30,351	1,155,766
Terex Corp.	23,685	1,145,880
Esab Corp.	17,760	1,049,083
Advanced Energy Industries, Inc.	10,258	1,005,284
Park Aerospace Corp.	73,696	991,211
EnerSys	11,333	984,611
Plexus Corp.*	9,638	940,380
Sonoco Products Co.	14,545	887,245
Stoneridge, Inc.*	34,863	651,938
AZEK Company, Inc.*	22,006	518,021
Total Industrial		37,676,832
Financial - 19.6%
Unum Group	96,805	3,829,606
Prosperity Bancshares, Inc.	46,351	2,851,514
Physicians Realty Trust REIT	164,446	2,455,179
Old Republic International Corp.	75,587	1,887,407
First Merchants Corp.	56,292	1,854,821
Texas Capital Bancshares, Inc.*	35,000	1,713,600
Axis Capital Holdings Ltd.	29,809	1,625,187
Stifel Financial Corp.	26,146	1,544,967
Voya Financial, Inc.	21,525	1,538,176
Sun Communities, Inc. REIT	10,576	1,489,947
Alexandria Real Estate Equities, Inc. REIT	11,382	1,429,465
First American Financial Corp.	24,171	1,345,358
Apple Hospitality, Inc. REIT	82,613	1,282,154
Old National Bancorp	79,106	1,140,708
Gaming and Leisure Properties, Inc. REIT	19,571	1,018,866
STAG Industrial, Inc. REIT	26,463	894,979
Stewart Information Services Corp.	20,658	833,550
United Bankshares, Inc.	20,753	730,506
Wintrust Financial Corp.	10,005	729,865
First Hawaiian, Inc.	32,761	675,859
Hancock Whitney Corp.	18,175	661,570
Heritage Insurance Holdings, Inc.	61,534	189,525
Total Financial		31,722,809
Consumer, Non-cyclical - 15.7%
Ingredion, Inc.	36,948	3,758,720
Bunge Ltd.	34,152	3,262,199
Euronet Worldwide, Inc.*	28,040	3,137,676
Encompass Health Corp.	40,473	2,189,589
Henry Schein, Inc.*	25,168	2,052,199
Integer Holdings Corp.*	22,585	1,750,337
Central Garden & Pet Co. — Class A*	43,114	1,684,464
Enovis Corp.*	27,084	1,448,723
LivaNova plc*	26,951	1,174,525
Certara, Inc.*	45,799	1,104,214
Quest Diagnostics, Inc.	6,475	916,083
ICF International, Inc.	8,167	895,920
Azenta, Inc.*	14,247	635,701
Jazz Pharmaceuticals plc*	3,354	490,791
Pacira BioSciences, Inc.*	11,211	457,521
Ironwood Pharmaceuticals, Inc. — Class A*	42,997	452,328
Total Consumer, Non-cyclical		25,410,990
Consumer, Cyclical - 9.4%
H&E Equipment Services, Inc.	61,426	2,716,872
MSC Industrial Direct Company, Inc. — Class A	32,069	2,693,796
Methode Electronics, Inc.	43,794	1,921,681
Whirlpool Corp.	11,994	1,583,448
Alaska Air Group, Inc.*	32,117	1,347,629
Lear Corp.	6,168	860,374
UniFirst Corp.	4,638	817,355
Marriott Vacations Worldwide Corp.	5,658	763,038
Newell Brands, Inc.	59,067	734,793
Leggett & Platt, Inc.	22,402	714,176
Meritage Homes Corp.	5,181	604,933
Lakeland Industries, Inc.	35,963	525,060
Total Consumer, Cyclical		15,283,155
Technology - 8.9%
Evolent Health, Inc. — Class A*	104,193	3,381,063
Teradyne, Inc.	25,467	2,737,957
Science Applications International Corp.	23,262	2,499,734
Leidos Holdings, Inc.	19,309	1,777,587
Silicon Laboratories, Inc.*	8,862	1,551,648
MACOM Technology Solutions Holdings, Inc.*	21,155	1,498,620
Power Integrations, Inc.	10,709	906,410
Total Technology		14,353,019
Basic Materials - 7.8%
Westlake Corp.	23,085	2,677,398
Reliance Steel & Aluminum Co.	9,765	2,507,066
Huntsman Corp.	80,652	2,206,639
Avient Corp.	46,496	1,913,775
Ashland, Inc.	17,628	1,810,572
Nucor Corp.	9,527	1,471,636
Total Basic Materials		12,587,086
Energy - 6.3%
Pioneer Natural Resources Co.	30,929	6,316,939
Diamondback Energy, Inc.	15,279	2,065,262
Kinder Morgan, Inc.	47,986	840,235
Patterson-UTI Energy, Inc.	49,799	582,648
Ranger Oil Corp. — Class A	9,246	377,607
HydroGen Corp.*,†††,1	672,346	1
Total Energy		10,182,692
Utilities - 4.4%
OGE Energy Corp.	78,870	2,970,244

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Utilities - 4.4% (continued)
Pinnacle West Capital Corp.	35,510	$2,813,812
Black Hills Corp.	22,184	1,399,811
Total Utilities		7,183,867
Communications - 2.3%
Ciena Corp.*	38,843	2,040,035
Fox Corp. — Class B	53,446	1,673,394
Total Communications		3,713,429
Total Common Stocks
(Cost $140,010,026)		158,113,879

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	1
Total Convertible Preferred Stocks
(Cost $294,438)		1

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	220,317	121,174
Total Rights
(Cost $–)		121,174

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[3]	3,502,293	3,502,293
Total Money Market Fund
(Cost $3,502,293)		3,502,293
Total Investments - 100.0%
(Cost $143,806,757)		$161,737,347
Other Assets & Liabilities, net - 0.0%		70,810
Total Net Assets - 100.0%		$161,808,157

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$158,113,878	$–	$1	$158,113,879
Convertible Preferred Stocks	–	–	1	1
Rights	121,174	–	–	121,174
Money Market Fund	3,502,293	–	–	3,502,293
Total Assets	$161,737,345	$–	$2	$161,737,347

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Common Stocks
HydroGen Corp. *	$1	$–	$–	$–	$–	$1	672,346	$–

*	Non-income producing security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 25.1%
Industrial - 6.8%
Advanced Energy Industries, Inc.	1,074	$105,252
Applied Industrial Technologies, Inc.	736	104,608
Mueller Industries, Inc.	1,310	96,259
Standex International Corp.	648	79,341
Hillenbrand, Inc.	1,532	72,816
Encore Wire Corp.	380	70,425
Badger Meter, Inc.	574	69,925
Fabrinet*	554	65,793
Moog, Inc. — Class A	629	63,372
Timken Co.	749	61,208
Albany International Corp. — Class A	676	60,407
Boise Cascade Co.	927	58,633
Lindsay Corp.	384	58,034
PGT Innovations, Inc.*	2,240	56,246
Comfort Systems USA, Inc.	379	55,319
AAON, Inc.	546	52,793
Sturm Ruger & Company, Inc.	859	49,341
OSI Systems, Inc.*	472	48,314
Apogee Enterprises, Inc.	1,055	45,629
EnPro Industries, Inc.	433	44,984
Eagle Materials, Inc.	298	43,731
CTS Corp.	868	42,931
Park Aerospace Corp.	3,139	42,220
Simpson Manufacturing Company, Inc.	384	42,102
UFP Industries, Inc.	493	39,179
Myers Industries, Inc.	1,773	37,995
Dorian LPG Ltd.	1,846	36,809
GATX Corp.	334	36,747
Acuity Brands, Inc.	199	36,363
Insteel Industries, Inc.	885	24,621
Griffon Corp.	683	21,863
Total Industrial		1,723,260
Technology - 5.0%
Diodes, Inc.*	1,181	109,459
Rambus, Inc.*	2,101	107,697
Progress Software Corp.	1,726	99,159
SPS Commerce, Inc.*	517	78,739
Axcelis Technologies, Inc.*	583	77,685
Kulicke & Soffa Industries, Inc.	1,383	72,870
Onto Innovation, Inc.*	827	72,677
Cohu, Inc.*	1,199	46,030
CSG Systems International, Inc.	843	45,269
Avid Technology, Inc.*	1,414	45,220
NetScout Systems, Inc.*	1,504	43,090
Veeco Instruments, Inc.*	2,011	42,492
Cirrus Logic, Inc.*	324	35,439
MaxLinear, Inc. — Class A*	996	35,069
Veradigm, Inc.*	2,653	34,622
Power Integrations, Inc.	396	33,517
Photronics, Inc.*	2,003	33,210
Agilysys, Inc.*	395	32,591
Digi International, Inc.*	938	31,592
CEVA, Inc.*	998	30,369
Silicon Laboratories, Inc.*	166	29,065
Computer Programs and Systems, Inc.*	854	25,791
Alpha & Omega Semiconductor Ltd.*	897	24,174
Teradata Corp.*	580	23,362
Qualys, Inc.*	164	21,323
CommVault Systems, Inc.*	333	18,894
Total Technology		1,249,405
Consumer, Non-cyclical - 4.7%
EVERTEC, Inc.	2,358	79,582
AMN Healthcare Services, Inc.*	774	64,211
Prestige Consumer Healthcare, Inc.*	981	61,440
Ensign Group, Inc.	624	59,617
Merit Medical Systems, Inc.*	802	59,308
Quanex Building Products Corp.	2,746	59,121
elf Beauty, Inc.*	665	54,763
Corcept Therapeutics, Inc.*	2,460	53,284
Ironwood Pharmaceuticals, Inc. — Class A*	4,649	48,907
Innoviva, Inc.*	4,214	47,408
Cytokinetics, Inc.*	1,250	43,987
Alarm.com Holdings, Inc.*	871	43,794
Xencor, Inc.*	1,445	40,301
Perdoceo Education Corp.*	2,939	39,471
Vir Biotechnology, Inc.*	1,539	35,813
Cal-Maine Foods, Inc.	568	34,586
Dynavax Technologies Corp.*	3,182	31,215
Amphastar Pharmaceuticals, Inc.*	799	29,962
Fulgent Genetics, Inc.*	949	29,628
Catalyst Pharmaceuticals, Inc.*	1,769	29,330
Exelixis, Inc.*	1,483	28,785
John B Sanfilippo & Son, Inc.	286	27,719
Medifast, Inc.	259	26,851
Harmony Biosciences Holdings, Inc.*	742	24,226
Embecta Corp.	848	23,846
Eagle Pharmaceuticals, Inc.*	788	22,356
REGENXBIO, Inc.*	1,091	20,631
Grand Canyon Education, Inc.*	177	20,160
Hostess Brands, Inc.*	798	19,854
H&R Block, Inc.	548	19,317
Cross Country Healthcare, Inc.*	848	18,927
Ligand Pharmaceuticals Inc*,††	89	–
Ligand Pharmaceuticals Inc*,††	89	–
Total Consumer, Non-cyclical		1,198,400
Financial - 2.9%
First BanCorp	6,490	74,116
Ameris Bancorp	1,983	72,538
S&T Bancorp, Inc.	2,187	68,781
Southside Bancshares, Inc.	2,003	66,500
Mr Cooper Group, Inc.*	1,588	65,060
FB Financial Corp.	1,816	56,441
Preferred Bank/Los Angeles CA	1,014	55,577
Hanmi Financial Corp.	2,866	53,222
NMI Holdings, Inc. — Class A*	2,039	45,531
TrustCo Bank Corporation NY	1,409	45,003
Virtus Investment Partners, Inc.	227	43,219
Brightsphere Investment Group, Inc.	1,560	36,785
Dime Community Bancshares, Inc.	1,279	29,059

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 25.1% (continued)
Financial - 2.9% (continued)
American Equity Investment Life Holding Co.	659	$24,047
Total Financial		735,879
Consumer, Cyclical - 2.9%
Boyd Gaming Corp.	1,010	64,761
MSC Industrial Direct Company, Inc. — Class A	758	63,672
Oxford Industries, Inc.	584	61,665
Buckle, Inc.	1,512	53,963
Cavco Industries, Inc.*	158	50,203
Academy Sports & Outdoors, Inc.	711	46,393
Methode Electronics, Inc.	866	38,000
Haverty Furniture Companies, Inc.	1,190	37,973
Asbury Automotive Group, Inc.*	175	36,750
Ethan Allen Interiors, Inc.	1,337	36,714
Murphy USA, Inc.	136	35,095
Green Brick Partners, Inc.*	974	34,148
Winnebago Industries, Inc.	544	31,389
Monarch Casino & Resort, Inc.	419	31,069
Dine Brands Global, Inc.	453	30,641
Golden Entertainment, Inc.*	703	30,587
Vista Outdoor, Inc.*	801	22,196
AutoNation, Inc.*	147	19,751
Total Consumer, Cyclical		724,970
Energy - 1.2%
SM Energy Co.	2,753	77,524
Antero Midstream Corp.	5,493	57,622
Civitas Resources, Inc.	832	56,859
Northern Oil and Gas, Inc.	1,611	48,894
Ranger Oil Corp. — Class A	854	34,877
REX American Resources Corp.*	611	17,468
Vital Energy, Inc.*	372	16,941
Total Energy		310,185
Communications - 1.0%
Extreme Networks, Inc.*	3,353	64,109
A10 Networks, Inc.	3,193	49,460
Viavi Solutions, Inc.*	4,358	47,197
HealthStream, Inc.	1,576	42,710
Harmonic, Inc.*	2,439	35,585
Total Communications		239,061
Basic Materials - 0.6%
Livent Corp.*	2,504	54,387
Sylvamo Corp.	622	28,774
Ingevity Corp.*	369	26,391
NewMarket Corp.	68	24,818
Balchem Corp.	150	18,972
Total Basic Materials		153,342
Total Common Stocks
(Cost $6,225,575)		6,334,502

MUTUAL FUNDS† - 71.3%
Guggenheim Strategy Fund III[1]	334,657	8,115,443
Guggenheim Variable Insurance Strategy Fund III[1]	287,137	6,963,070
Guggenheim Strategy Fund II1	109,833	2,659,059
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	30,289	294,110
Total Mutual Funds
(Cost $18,410,111)		18,031,682

MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[2]	337,901	337,901
Total Money Market Fund
(Cost $337,901)		337,901
Total Investments - 97.7%
(Cost $24,973,587)		$24,704,085
Other Assets & Liabilities, net - 2.3%		573,728
Total Net Assets - 100.0%		$25,277,813

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2023	$253,000	$10,348
Russell 2000 Index Mini Futures Contracts	3	Jun 2023	272,010	8,047
			$525,010	$18,395

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	Pay	4.81% (Federal Funds Rate - 0.02%)	At Maturity	06/28/23	2,276	$19,057,745	$1,547,660

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,334,502	$–	*	$–	$6,334,502
Mutual Funds	18,031,682	–		–	18,031,682
Money Market Fund	337,901	–		–	337,901
Equity Futures Contracts**	18,395	–		–	18,395
Equity Index Swap Agreements**	–	1,547,660		–	1,547,660
Total Assets	$24,722,480	$1,547,660		$–	$26,270,140

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,587,860	$1,611,477	$(1,562,810)	$2,645	$19,887	$2,659,059	109,833	$43,749
Guggenheim Strategy Fund III	7,474,966	582,446	–	–	58,031	8,115,443	334,657	96,580
Guggenheim Ultra Short Duration Fund — Institutional Class	288,481	3,542	–	–	2,087	294,110	30,289	3,540
Guggenheim Variable Insurance Strategy Fund III	6,828,127	83,870	–	–	51,073	6,963,070	287,137	83,784
	$17,179,434	$2,281,335	$(1,562,810)	$2,645	$131,078	$18,031,682		$227,653

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 21.0%
Technology - 7.4%
Apple, Inc.	7,448	$1,228,175
Microsoft Corp.	1,775	511,732
NVIDIA Corp.	907	251,937
QUALCOMM, Inc.	1,219	155,520
Texas Instruments, Inc.	653	121,465
Applied Materials, Inc.	900	110,547
Lam Research Corp.	186	98,602
KLA Corp.	223	89,015
ON Semiconductor Corp.*	1,069	88,000
NXP Semiconductor N.V.	441	82,236
Microchip Technology, Inc.	950	79,591
Broadcom, Inc.	110	70,569
Adobe, Inc.*	97	37,381
Fortinet, Inc.*	413	27,448
Salesforce, Inc.*	134	26,771
Teradyne, Inc.	245	26,340
Total Technology		3,005,329
Consumer, Non-cyclical - 4.5%
Pfizer, Inc.	4,293	175,154
UnitedHealth Group, Inc.	309	146,030
Bristol-Myers Squibb Co.	1,977	137,026
Vertex Pharmaceuticals, Inc.*	411	129,494
Amgen, Inc.	535	129,336
Gilead Sciences, Inc.	1,536	127,442
Merck & Company, Inc.	1,011	107,560
Philip Morris International, Inc.	1,066	103,669
Quest Diagnostics, Inc.	627	88,708
Incyte Corp.*	1,162	83,978
Altria Group, Inc.	1,866	83,261
Molina Healthcare, Inc.*	308	82,387
HCA Healthcare, Inc.	290	76,467
Moderna, Inc.*	444	68,189
Eli Lilly & Co.	188	64,563
PepsiCo, Inc.	328	59,795
AbbVie, Inc.	307	48,927
Johnson & Johnson	236	36,580
Procter & Gamble Co.	177	26,318
Thermo Fisher Scientific, Inc.	45	25,937
Abbott Laboratories	240	24,302
Total Consumer, Non-cyclical		1,825,123
Consumer, Cyclical - 2.5%
Tesla, Inc.*	923	191,486
Lowe's Companies, Inc.	631	126,181
O'Reilly Automotive, Inc.*	129	109,519
AutoZone, Inc.*	42	103,242
WW Grainger, Inc.	141	97,122
Yum! Brands, Inc.	727	96,022
Cummins, Inc.	357	85,280
DR Horton, Inc.	797	77,859
Domino's Pizza, Inc.	197	64,984
Home Depot, Inc.	112	33,054
McDonald's Corp.	93	26,004
Starbucks Corp.	239	24,887
Total Consumer, Cyclical		1,035,640
Industrial - 2.0%
Deere & Co.	323	133,360
Lockheed Martin Corp.	252	119,128
Caterpillar, Inc.	471	107,784
Illinois Tool Works, Inc.	416	101,275
General Dynamics Corp.	416	94,935
Expeditors International of Washington, Inc.	832	91,620
Masco Corp.	1,657	82,386
Snap-on, Inc.	282	69,623
Total Industrial		800,111
Communications - 1.9%
Alphabet, Inc. — Class C*	5,208	541,632
Amazon.com, Inc.*	1,344	138,822
VeriSign, Inc.*	438	92,562
Total Communications		773,016
Energy - 1.5%
Exxon Mobil Corp.	2,675	293,341
Occidental Petroleum Corp.	1,701	106,193
Marathon Petroleum Corp.	730	98,426
APA Corp.	2,185	78,791
Chevron Corp.	332	54,169
Total Energy		630,920
Financial - 0.8%
Visa, Inc. — Class A	1,151	259,504
Mastercard, Inc. — Class A	241	87,582
Total Financial		347,086
Basic Materials - 0.4%
CF Industries Holdings, Inc.	1,044	75,680
Mosaic Co.	1,601	73,454
Total Basic Materials		149,134
Total Common Stocks
(Cost $8,291,345)		8,566,359

MUTUAL FUNDS† - 71.9%
Guggenheim Variable Insurance Strategy Fund III[1]	417,624	10,127,387
Guggenheim Strategy Fund III[1]	394,199	9,559,319
Guggenheim Strategy Fund II1	241,618	5,849,569
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	392,940	3,815,446
Total Mutual Funds
(Cost $29,992,987)		29,351,721

MONEY MARKET FUND† - 5.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[2]	2,337,570	2,337,570
Total Money Market Fund
(Cost $2,337,570)		2,337,570
Total Investments - 98.6%
(Cost $40,621,902)		$40,255,650
Other Assets & Liabilities, net - 1.4%		569,157
Total Net Assets - 100.0%		$40,824,807

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	3	Jun 2023	$620,663	$36,982
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2023	266,015	24,710
			$886,678	$61,692

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	Pay	5.06% (Federal Funds Rate + 0.23%)	At Maturity	06/28/23	12,763	$31,984,716	$4,550,635

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2023.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,566,359	$–	$–	$8,566,359
Mutual Funds	29,351,721	–	–	29,351,721
Money Market Fund	2,337,570	–	–	2,337,570
Equity Futures Contracts**	61,692	–	–	61,692
Equity Index Swap Agreements**	–	4,550,635	–	4,550,635
Total Assets	$40,317,342	$4,550,635	$–	$44,867,977

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,651,513	$2,451,598	$(1,284,400)	$1,661	$29,197	$5,849,569	241,618	$74,132
Guggenheim Strategy Fund III	10,279,629	116,961	(913,902)	(33,835)	110,466	9,559,319	394,199	117,239
Guggenheim Ultra Short Duration Fund — Institutional Class	3,742,412	45,949	–	–	27,085	3,815,446	392,940	45,919
Guggenheim Variable Insurance Strategy Fund III	9,931,120	121,984	–	–	74,283	10,127,387	417,624	121,843
	$28,604,674	$2,736,492	$(2,198,302)	$(32,174)	$241,031	$29,351,721		$359,133

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 87.5%
Consumer, Non-cyclical - 22.2%
General Mills, Inc.	449	$38,371
John B Sanfilippo & Son, Inc.	384	37,217
Abbott Laboratories	342	34,631
Perdoceo Education Corp.*	2,473	33,213
Hologic, Inc.*	406	32,764
EVERTEC, Inc.	952	32,130
Amgen, Inc.	131	31,669
Bristol-Myers Squibb Co.	444	30,774
Merck & Company, Inc.	287	30,534
Kimberly-Clark Corp.	220	29,529
Incyte Corp.*	398	28,763
USANA Health Sciences, Inc.*	445	27,991
Triton International Ltd.	397	25,098
Ironwood Pharmaceuticals, Inc. — Class A*	2,296	24,154
Royalty Pharma plc — Class A	660	23,780
Exelixis, Inc.*	1,124	21,817
Vertex Pharmaceuticals, Inc.*	67	21,110
Altria Group, Inc.	444	19,812
Philip Morris International, Inc.	177	17,213
Eagle Pharmaceuticals, Inc.*	568	16,114
Innoviva, Inc.*	1,413	15,896
Hackett Group, Inc.	846	15,634
Gilead Sciences, Inc.	188	15,598
Pfizer, Inc.	355	14,484
Kellogg Co.	211	14,129
Johnson & Johnson	90	13,950
Quanex Building Products Corp.	646	13,908
Organon & Co.	553	13,007
United Therapeutics Corp.*	56	12,542
IDEXX Laboratories, Inc.*	25	12,502
Premier, Inc. — Class A	379	12,268
Neurocrine Biosciences, Inc.*	111	11,235
Fulgent Genetics, Inc.*	336	10,490
Corcept Therapeutics, Inc.*	455	9,855
Inter Parfums, Inc.	68	9,672
Prestige Consumer Healthcare, Inc.*	142	8,893
Acadia Healthcare Company, Inc.*	123	8,887
Waters Corp.*	27	8,360
Ionis Pharmaceuticals, Inc.*	225	8,042
Grand Canyon Education, Inc.*	68	7,745
ResMed, Inc.	33	7,227
Quest Diagnostics, Inc.	51	7,215
Amphastar Pharmaceuticals, Inc.*	191	7,163
Total Consumer, Non-cyclical		815,386
Industrial - 14.7%
Illinois Tool Works, Inc.	149	36,274
Graco, Inc.	494	36,067
Standex International Corp.	289	35,385
Packaging Corporation of America	243	33,736
Sturm Ruger & Company, Inc.	550	31,592
Donaldson Company, Inc.	464	30,318
Snap-on, Inc.	122	30,121
Vishay Intertechnology, Inc.	1,328	30,039
Advanced Energy Industries, Inc.	286	28,028
Eagle Materials, Inc.	154	22,599
Acuity Brands, Inc.	119	21,745
Mueller Industries, Inc.	271	19,913
Simpson Manufacturing Company, Inc.	178	19,516
A O Smith Corp.	258	17,840
Otis Worldwide Corp.	194	16,374
Louisiana-Pacific Corp.	274	14,854
Lennox International, Inc.	59	14,826
Dorian LPG Ltd.	727	14,496
Sealed Air Corp.	278	12,763
ITT, Inc.	133	11,478
Masco Corp.	225	11,187
3M Co.	99	10,406
Timken Co.	121	9,888
PGT Innovations, Inc.*	382	9,592
Albany International Corp. — Class A	107	9,561
Lindsay Corp.	54	8,161
GrafTech International Ltd.	1,233	5,992
Total Industrial		542,751
Consumer, Cyclical - 13.9%
McDonald's Corp.	132	36,908
Yum! Brands, Inc.	270	35,662
Boyd Gaming Corp.	542	34,753
Allison Transmission Holdings, Inc.	732	33,116
Darden Restaurants, Inc.	209	32,428
Brunswick Corp.	369	30,258
Gentex Corp.	1,062	29,768
DR Horton, Inc.	294	28,721
Murphy USA, Inc.	97	25,031
MSC Industrial Direct Company, Inc. — Class A	264	22,176
MDC Holdings, Inc.	558	21,690
Oxford Industries, Inc.	199	21,012
PulteGroup, Inc.	330	19,232
Steven Madden Ltd.	484	17,424
Buckle, Inc.	470	16,774
GMS, Inc.*	272	15,746
O'Reilly Automotive, Inc.*	18	15,282
WW Grainger, Inc.	22	15,154
Taylor Morrison Home Corp. — Class A*	365	13,965
KB Home	311	12,496
Haverty Furniture Companies, Inc.	379	12,094
Methode Electronics, Inc.	222	9,741
Ethan Allen Interiors, Inc.	295	8,101
BlueLinx Holdings, Inc.*	54	3,670
Total Consumer, Cyclical		511,202
Financial - 12.4%
Visa, Inc. — Class A	160	36,074
Evercore, Inc. — Class A	261	30,114
MGIC Investment Corp.	2,208	29,631
Mastercard, Inc. — Class A	68	24,712
Bank of New York Mellon Corp.	493	22,402
Radian Group, Inc.	945	20,884
Mr Cooper Group, Inc.*	479	19,625
Essent Group Ltd.	469	18,784
NMI Holdings, Inc. — Class A*	839	18,735

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Financial - 12.4% (continued)
FB Financial Corp.	592	$18,399
TowneBank	685	18,255
S&T Bancorp, Inc.	556	17,486
Renasant Corp.	565	17,278
Preferred Bank/Los Angeles CA	308	16,882
FNB Corp.	1,444	16,750
Ameris Bancorp	429	15,693
Southside Bancshares, Inc.	471	15,637
Hope Bancorp, Inc.	1,465	14,386
Stewart Information Services Corp.	308	12,428
Federated Hermes, Inc. — Class B	295	11,841
Janus Henderson Group plc	441	11,748
Virtus Investment Partners, Inc.	61	11,614
Hilltop Holdings, Inc.	355	10,533
Marcus & Millichap, Inc.	292	9,376
International Bancshares Corp.	206	8,821
BOK Financial Corp.	48	4,052
Central Pacific Financial Corp.	147	2,631
Total Financial		454,771
Technology - 7.0%
Analog Devices, Inc.	189	37,275
Microchip Technology, Inc.	396	33,177
Cirrus Logic, Inc.*	282	30,845
QUALCOMM, Inc.	180	22,964
Dropbox, Inc. — Class A*	997	21,555
ON Semiconductor Corp.*	182	14,982
Teradata Corp.*	362	14,581
Avid Technology, Inc.*	422	13,496
Diodes, Inc.*	145	13,450
Kulicke & Soffa Industries, Inc.	192	10,116
Silicon Laboratories, Inc.*	53	9,280
NetApp, Inc.	144	9,194
Veeco Instruments, Inc.*	435	9,192
Cognizant Technology Solutions Corp. — Class A	149	9,079
Seagate Technology Holdings plc	125	8,265
Total Technology		257,451
Communications - 5.7%
Alphabet, Inc. — Class C*	374	38,838
VeriSign, Inc.*	178	37,617
Verizon Communications, Inc.	928	36,090
Cisco Systems, Inc.	605	31,626
Arista Networks, Inc.*	147	24,675
A10 Networks, Inc.	944	14,623
Extreme Networks, Inc.*	666	12,734
Viavi Solutions, Inc.*	719	7,787
T-Mobile US, Inc.*	50	7,242
Total Communications		211,232
Energy - 5.2%
Exxon Mobil Corp.	316	34,653
Antero Midstream Corp.	2,858	29,980
Kinder Morgan, Inc.	1,697	29,715
Marathon Petroleum Corp.	187	25,213
Valero Energy Corp.	133	18,567
DT Midstream, Inc.	351	17,329
REX American Resources Corp.*	367	10,492
Occidental Petroleum Corp.	138	8,615
ONEOK, Inc.	135	8,578
Magnolia Oil & Gas Corp. — Class A	359	7,855
Total Energy		190,997
Utilities - 4.8%
MGE Energy, Inc.	498	38,680
OGE Energy Corp.	995	37,472
ONE Gas, Inc.	433	34,307
Clearway Energy, Inc. — Class C	928	29,074
National Fuel Gas Co.	331	19,112
Chesapeake Utilities Corp.	144	18,430
Total Utilities		177,075
Basic Materials - 1.6%
Huntsman Corp.	643	17,593
NewMarket Corp.	47	17,154
Olin Corp.	274	15,207
AdvanSix, Inc.	268	10,256
Total Basic Materials		60,210
Total Common Stocks
(Cost $3,209,448)		3,221,075

MONEY MARKET FUND† - 6.2%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.56%[1]	230,113	230,113
Total Money Market Fund
(Cost $230,113)		230,113
Total Investments - 93.7%
(Cost $3,439,561)		$3,451,188
Other Assets & Liabilities, net - 6.3%		230,670
Total Net Assets - 100.0%		$3,681,858

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$792,941	$18,124

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	793,049	17,921

						$1,585,990	$36,045
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$1,710,169	$91,327
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.53% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	1,696,190	90,422
						$3,406,359	$181,749

Series Z (Alpha Opportunity Series) SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Alphabet, Inc. — Class C	92	1.21%	$1,089
Arista Networks, Inc.	36	0.76%	990
Cisco Systems, Inc.	149	0.98%	569
VeriSign, Inc.	44	1.17%	492
T-Mobile US, Inc.	12	0.22%	149
A10 Networks, Inc.	232	0.45%	100
Extreme Networks, Inc.	164	0.40%	(16)
Viavi Solutions, Inc.	177	0.24%	(91)
Verizon Communications, Inc.	229	1.12%	(566)
Total Communications			2,716
Consumer, Non-cyclical
Perdoceo Education Corp.	609	1.05%	1,539
John B Sanfilippo & Son, Inc.	95	1.16%	1,523
Vertex Pharmaceuticals, Inc.	17	0.68%	1,385
Hologic, Inc.	100	1.02%	1,251
Amphastar Pharmaceuticals, Inc.	47	0.22%	855
Inter Parfums, Inc.	17	0.30%	736
Bristol-Myers Squibb Co.	109	0.95%	689
General Mills, Inc.	111	1.20%	687
Exelixis, Inc.	277	0.68%	652
IDEXX Laboratories, Inc.	6	0.38%	476
Kimberly-Clark Corp.	54	0.91%	417
Amgen, Inc.	32	0.98%	218
Kellogg Co.	52	0.44%	77
Johnson & Johnson	22	0.43%	36
Prestige Consumer Healthcare, Inc.	35	0.28%	35
Grand Canyon Education, Inc.	17	0.24%	10
United Therapeutics Corp.	14	0.40%	2
ResMed, Inc.	8	0.22%	(5)
Premier, Inc. — Class A	93	0.38%	(9)
Ionis Pharmaceuticals, Inc.	55	0.25%	(44)
Neurocrine Biosciences, Inc.	27	0.34%	(74)
Ironwood Pharmaceuticals, Inc. — Class A	565	0.75%	(77)
Philip Morris International, Inc.	44	0.54%	(77)
Acadia Healthcare Company, Inc.	30	0.27%	(77)
Quest Diagnostics, Inc.	12	0.21%	(91)
Incyte Corp.	98	0.89%	(154)
Corcept Therapeutics, Inc.	112	0.31%	(156)
Gilead Sciences, Inc.	46	0.48%	(161)
Triton International Ltd.	98	0.78%	(164)
Organon & Co.	136	0.40%	(167)
Hackett Group, Inc.	208	0.48%	(171)
Fulgent Genetics, Inc.	83	0.33%	(179)
Pfizer, Inc.	88	0.45%	(201)
Altria Group, Inc.	109	0.61%	(217)
Quanex Building Products Corp.	159	0.43%	(230)
Waters Corp.	7	0.27%	(236)
EVERTEC, Inc.	234	1.00%	(316)
Innoviva, Inc.	348	0.49%	(360)
Merck & Company, Inc.	71	0.95%	(449)
Abbott Laboratories	84	1.07%	(695)
USANA Health Sciences, Inc.	110	0.87%	(777)
Royalty Pharma plc — Class A	162	0.74%	(1,025)
Eagle Pharmaceuticals, Inc.	140	0.50%	(1,207)
Total Consumer, Non-cyclical			3,269
Industrial
Standex International Corp.	71	1.10%	2,402
Dorian LPG Ltd.	179	0.45%	1,203
Snap-on, Inc.	30	0.93%	1,172
Advanced Energy Industries, Inc.	70	0.87%	1,009
Vishay Intertechnology, Inc.	327	0.93%	957
Eagle Materials, Inc.	38	0.70%	883
Donaldson Company, Inc.	114	0.94%	795
Mueller Industries, Inc.	67	0.62%	712
Graco, Inc.	122	1.12%	479
Illinois Tool Works, Inc.	37	1.14%	249
PGT Innovations, Inc.	94	0.30%	229
A O Smith Corp.	64	0.56%	181
Louisiana-Pacific Corp.	68	0.46%	87
Otis Worldwide Corp.	48	0.51%	42
Acuity Brands, Inc.	29	0.67%	39
Albany International Corp. — Class A	26	0.29%	(9)
Lindsay Corp.	13	0.25%	(78)
GrafTech International Ltd.	304	0.19%	(96)
Simpson Manufacturing Company, Inc.	44	0.61%	(100)
Lennox International, Inc.	14	0.44%	(162)
Packaging Corporation of America	60	1.05%	(185)
Timken Co.	30	0.31%	(206)
Masco Corp.	55	0.34%	(233)
ITT, Inc.	33	0.36%	(243)
3M Co.	24	0.32%	(472)
Sealed Air Corp.	69	0.40%	(495)
Sturm Ruger & Company, Inc.	135	0.98%	(659)
Total Industrial			7,501
Basic Materials
NewMarket Corp.	12	0.56%	676
Olin Corp.	67	0.47%	16
AdvanSix, Inc.	66	0.32%	(165)
Huntsman Corp.	158	0.55%	(190)
Total Basic Materials			337

Series Z (Alpha Opportunity Series) SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Allison Transmission Holdings, Inc.	180	1.03%	$1,253
Boyd Gaming Corp.	133	1.08%	907
GMS, Inc.	67	0.49%	856
Brunswick Corp.	91	0.94%	617
Darden Restaurants, Inc.	51	1.00%	530
McDonald's Corp.	33	1.16%	519
DR Horton, Inc.	72	0.89%	365
Haverty Furniture Companies, Inc.	93	0.37%	360
Oxford Industries, Inc.	49	0.65%	357
Steven Madden Ltd.	119	0.54%	312
Methode Electronics, Inc.	55	0.30%	295
PulteGroup, Inc.	81	0.60%	242
KB Home	77	0.39%	188
Taylor Morrison Home Corp. — Class A	100	0.48%	170
Yum! Brands, Inc.	67	1.12%	110
WW Grainger, Inc.	5	0.43%	101
MDC Holdings, Inc.	137	0.67%	72
O'Reilly Automotive, Inc.	4	0.43%	65
Ethan Allen Interiors, Inc.	73	0.25%	26
MSC Industrial Direct Company, Inc. — Class A	65	0.69%	(28)
Murphy USA, Inc.	24	0.78%	(114)
Gentex Corp.	261	0.92%	(205)
BlueLinx Holdings, Inc.	13	0.11%	(268)
Buckle, Inc.	116	0.52%	(442)
Total Consumer, Cyclical			6,288
Financial
Evercore, Inc. — Class A	64	0.93%	498
S&T Bancorp, Inc.	138	0.55%	457
Virtus Investment Partners, Inc.	15	0.36%	303
Hilltop Holdings, Inc.	87	0.33%	94
NMI Holdings, Inc. — Class A	207	0.58%	82
Mastercard, Inc. — Class A	17	0.78%	56
Radian Group, Inc.	233	0.65%	38
Federated Hermes, Inc. — Class B	73	0.37%	33
International Bancshares Corp.	51	0.28%	(48)
Central Pacific Financial Corp.	35	0.08%	(121)
Visa, Inc. — Class A	39	1.11%	(185)
TowneBank	169	0.57%	(190)
Janus Henderson Group plc	109	0.37%	(193)
BOK Financial Corp.	12	0.13%	(228)
Marcus & Millichap, Inc.	72	0.29%	(305)
MGIC Investment Corp.	544	0.92%	(312)
Renasant Corp.	138	0.53%	(398)
Essent Group Ltd.	115	0.58%	(435)
Southside Bancshares, Inc.	116	0.49%	(739)
Bank of New York Mellon Corp.	121	0.69%	(758)
Mr Cooper Group, Inc.	118	0.61%	(813)
Preferred Bank/Los Angeles CA	73	0.50%	(853)
FNB Corp.	355	0.52%	(1,027)
Stewart Information Services Corp.	76	0.39%	(1,048)
FB Financial Corp.	146	0.57%	(1,077)
Hope Bancorp, Inc.	361	0.45%	(1,246)
Ameris Bancorp	105	0.48%	(1,333)
Total Financial			(9,748)
Technology
Cirrus Logic, Inc.	69	0.95%	2,582
Diodes, Inc.	36	0.42%	614
Analog Devices, Inc.	47	1.17%	545
Teradata Corp.	89	0.45%	520
Avid Technology, Inc.	104	0.42%	376
QUALCOMM, Inc.	44	0.71%	269
Kulicke & Soffa Industries, Inc.	47	0.31%	220
ON Semiconductor Corp.	45	0.47%	177
Veeco Instruments, Inc.	107	0.29%	163
Microchip Technology, Inc.	98	1.04%	(16)
NetApp, Inc.	35	0.28%	(40)
Cognizant Technology Solutions Corp. — Class A	37	0.28%	(61)
Silicon Laboratories, Inc.	13	0.29%	(65)
Seagate Technology Holdings plc	31	0.26%	(147)
Dropbox, Inc. — Class A	246	0.67%	(204)
Total Technology			4,933
Energy
Marathon Petroleum Corp.	46	0.78%	1,705
Exxon Mobil Corp.	78	1.08%	876
Valero Energy Corp.	33	0.58%	547
Antero Midstream Corp.	704	0.93%	328
Kinder Morgan, Inc.	418	0.92%	(7)
Magnolia Oil & Gas Corp. — Class A	88	0.24%	(19)
REX American Resources Corp.	90	0.32%	(69)
ONEOK, Inc.	33	0.26%	(142)
Occidental Petroleum Corp.	34	0.27%	(242)
DT Midstream, Inc.	86	0.54%	(378)
Total Energy			2,599
Utilities
MGE Energy, Inc.	123	1.20%	481
Chesapeake Utilities Corp.	36	0.58%	344
ONE Gas, Inc.	107	1.07%	302
National Fuel Gas Co.	81	0.59%	(235)
OGE Energy Corp.	245	1.16%	(351)
Clearway Energy, Inc. — Class C	229	0.90%	(515)
Total Utilities			26
Total MS Equity Long Custom Basket			$17,921

Series Z (Alpha Opportunity Series) SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Bank of America Corp.	671	(1.13)%	$6,197
Sun Communities, Inc.	184	(1.53)%	5,599
Raymond James Financial, Inc.	214	(1.18)%	4,734
Invitation Homes, Inc.	405	(0.75)%	4,553
Americold Realty Trust, Inc.	663	(1.11)%	3,977
Prudential Financial, Inc.	232	(1.13)%	3,781
Equitable Holdings, Inc.	660	(0.99)%	3,706
Allstate Corp.	183	(1.20)%	3,089
Alexandria Real Estate Equities, Inc.	108	(0.80)%	3,058
American Tower Corp. — Class A	93	(1.12)%	3,020
Assured Guaranty Ltd.	229	(0.68)%	2,563
Goldman Sachs Group, Inc.	84	(1.62)%	2,416
Independence Realty Trust, Inc.	628	(0.59)%	2,408
Ventas, Inc.	411	(1.05)%	2,348
Howard Hughes Corp.	224	(1.06)%	2,234
Equinix, Inc.	28	(1.19)%	2,048
Assurant, Inc.	79	(0.56)%	2,046
Outfront Media, Inc.	707	(0.68)%	1,920
Brighthouse Financial, Inc.	246	(0.64)%	1,860
Healthcare Realty Trust, Inc.	1,341	(1.53)%	1,750
Citigroup, Inc.	330	(0.91)%	1,403
KKR & Company, Inc. — Class A	467	(1.45)%	1,399
Kennedy-Wilson Holdings, Inc.	1,578	(1.54)%	1,297
Kite Realty Group Trust	1,226	(1.51)%	1,226
Welltower, Inc.	280	(1.18)%	930
TFS Financial Corp.	710	(0.53)%	774
Rexford Industrial Realty, Inc.	375	(1.32)%	697
Apple Hospitality REIT, Inc.	315	(0.29)%	619
SoFi Technologies, Inc.	527	(0.19)%	610
Rayonier, Inc.	257	(0.50)%	143
Ryman Hospitality Properties, Inc.	210	(1.11)%	71
Apollo Global Management, Inc.	364	(1.36)%	(670)
Iron Mountain, Inc.	471	(1.47)%	(897)
Ares Management Corp. — Class A	310	(1.52)%	(1,248)
Progressive Corp.	158	(1.33)%	(2,066)
Total Financial			67,595
Utilities
AES Corp.	1,059	(1.50)%	2,496
Spire, Inc.	157	(0.65)%	(27)
DTE Energy Co.	169	(1.09)%	(101)
Dominion Energy, Inc.	477	(1.57)%	(137)
Duke Energy Corp.	277	(1.58)%	(486)
Entergy Corp.	253	(1.61)%	(748)
CMS Energy Corp.	446	(1.61)%	(811)
Public Service Enterprise Group, Inc.	439	(1.62)%	(1,131)
Vistra Corp.	1,240	(1.75)%	(1,995)
Edison International	211	(0.88)%	(2,502)
Total Utilities			(5,442)
Energy
Patterson-UTI Energy, Inc.	689	(0.48)%	3,696
Halliburton Co.	556	(1.04)%	3,696
NOV, Inc.	573	(0.63)%	2,458
Helmerich & Payne, Inc.	158	(0.33)%	2,200
Baker Hughes Co.	355	(0.60)%	1,157
Liberty Energy, Inc. — Class A	543	(0.41)%	671
Hess Corp.	118	(0.92)%	(558)
Valaris Ltd.	145	(0.56)%	(1,819)
Schlumberger Ltd.	266	(0.77)%	(2,256)
Total Energy			9,245
Consumer, Non-cyclical
Viad Corp.	282	(0.35)%	6,950
Equifax, Inc.	108	(1.29)%	4,380
Healthcare Services Group, Inc.	589	(0.48)%	1,869
Dun & Bradstreet Holdings, Inc.	715	(0.49)%	1,770
Clarivate plc	1,041	(0.58)%	1,578
ManpowerGroup, Inc.	86	(0.42)%	508
Performance Food Group Co.	119	(0.42)%	(38)
TransUnion	377	(1.38)%	(336)
ABM Industries, Inc.	455	(1.21)%	(432)
ICF International, Inc.	167	(1.08)%	(1,016)
Driven Brands Holdings, Inc.	895	(1.60)%	(1,022)
GXO Logistics, Inc.	271	(0.81)%	(1,168)
FTI Consulting, Inc.	81	(0.94)%	(1,525)
ICU Medical, Inc.	142	(1.38)%	(4,120)
Total Consumer, Non-cyclical			7,398
Industrial
Stericycle, Inc.	331	(0.85)%	4,998
Stanley Black & Decker, Inc.	113	(0.54)%	4,979
Jacobs Solutions, Inc.	210	(1.45)%	863
Vulcan Materials Co.	74	(0.75)%	799
Ryder System, Inc.	53	(0.28)%	442
TD SYNNEX Corp.	93	(0.53)%	138
Waste Management, Inc.	138	(1.33)%	13
Kirby Corp.	151	(0.62)%	(257)
J.B. Hunt Transport Services, Inc.	63	(0.65)%	(298)
Teledyne Technologies, Inc.	29	(0.76)%	(421)

Series Z (Alpha Opportunity Series) SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Tetra Tech, Inc.	55	(0.48)%	$(781)
MSA Safety, Inc.	130	(1.02)%	(1,211)
Republic Services, Inc. — Class A	178	(1.42)%	(1,471)
Casella Waste Systems, Inc. — Class A	206	(1.00)%	(4,098)
Total Industrial			3,695
Consumer, Cyclical
MillerKnoll, Inc.	442	(0.53)%	7,423
Alaska Air Group, Inc.	342	(0.85)%	3,231
UniFirst Corp.	111	(1.15)%	2,682
American Airlines Group, Inc.	887	(0.77)%	2,624
Southwest Airlines Co.	419	(0.80)%	1,214
Royal Caribbean Cruises Ltd.	133	(0.51)%	1,162
Gap, Inc.	626	(0.37)%	1,000
United Airlines Holdings, Inc.	115	(0.30)%	717
Burlington Stores, Inc.	34	(0.41)%	631
Live Nation Entertainment, Inc.	73	(0.30)%	207
Hyatt Hotels Corp. — Class A	67	(0.44)%	(5)
Costco Wholesale Corp.	7	(0.21)%	(184)
Tesla, Inc.	18	(0.22)%	(297)
Delta Air Lines, Inc.	524	(1.08)%	(830)
Lululemon Athletica, Inc.	23	(0.49)%	(1,194)
Floor & Decor Holdings, Inc. — Class A	153	(0.89)%	(2,925)
Copart, Inc.	282	(1.25)%	(3,113)
Total Consumer, Cyclical			12,343
Communications
IAC, Inc.	227	(0.69)%	1,304
CDW Corp.	96	(1.10)%	695
Paramount Global — Class B	390	(0.51)%	87
Robinhood Markets, Inc. — Class A	362	(0.21)%	67
Chewy, Inc. — Class A	87	(0.19)%	(71)
DoorDash, Inc. — Class A	62	(0.23)%	(104)
Walt Disney Co.	229	(1.35)%	(269)
Trade Desk, Inc. — Class A	62	(0.22)%	(422)
Warner Bros Discovery, Inc.	729	(0.65)%	(2,059)
Uber Technologies, Inc.	438	(0.82)%	(2,273)
Total Communications			(3,045)
Basic Materials
Ashland, Inc.	119	(0.72)%	532
Royal Gold, Inc.	74	(0.57)%	(233)
Carpenter Technology Corp.	191	(0.50)%	(1,410)
Total Basic Materials			(1,111)
Technology
Atlassian Corp. — Class A	20	(0.20)%	101
Take-Two Interactive Software, Inc.	143	(1.01)%	(357)
Total Technology			(256)
Total MS Equity Short Custom Basket			$90,422

Series Z (Alpha Opportunity Series) SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Alphabet, Inc. — Class C	92	1.23%	$1,088
Arista Networks, Inc.	36	0.76%	992
Cisco Systems, Inc.	149	0.98%	568
VeriSign, Inc.	44	1.17%	507
T-Mobile US, Inc.	12	0.22%	148
A10 Networks, Inc.	232	0.45%	90
Extreme Networks, Inc.	164	0.40%	(13)
Viavi Solutions, Inc.	177	0.24%	(89)
Verizon Communications, Inc.	229	1.12%	(575)
Total Communications			2,716
Consumer, Non-cyclical
Perdoceo Education Corp.	609	1.04%	1,534
John B Sanfilippo & Son, Inc.	95	1.16%	1,521
Vertex Pharmaceuticals, Inc.	17	0.68%	1,383
Hologic, Inc.	100	1.02%	1,254
Amphastar Pharmaceuticals, Inc.	47	0.22%	855
Inter Parfums, Inc.	17	0.30%	740
Bristol-Myers Squibb Co.	109	0.95%	690
General Mills, Inc.	111	1.20%	676
Exelixis, Inc.	277	0.68%	664
IDEXX Laboratories, Inc.	6	0.38%	474
Kimberly-Clark Corp.	54	0.91%	419
Amgen, Inc.	32	0.98%	214
Kellogg Co.	52	0.44%	74
Prestige Consumer Healthcare, Inc.	35	0.28%	35
Johnson & Johnson	22	0.43%	35
Grand Canyon Education, Inc.	17	0.24%	7
United Therapeutics Corp.	14	0.40%	2
ResMed, Inc.	8	0.22%	(3)
Premier, Inc. — Class A	93	0.38%	(13)
Ionis Pharmaceuticals, Inc.	55	0.25%	(41)
Philip Morris International, Inc.	44	0.54%	(73)
Acadia Healthcare Company, Inc.	30	0.27%	(76)
Neurocrine Biosciences, Inc.	27	0.34%	(78)
Ironwood Pharmaceuticals, Inc. — Class A	565	0.75%	(89)
Quest Diagnostics, Inc.	12	0.21%	(92)
Incyte Corp.	98	0.89%	(134)
Corcept Therapeutics, Inc.	112	0.31%	(159)
Organon & Co.	136	0.40%	(163)
Gilead Sciences, Inc.	46	0.48%	(164)
Triton International Ltd.	98	0.78%	(164)
Hackett Group, Inc.	208	0.48%	(172)
Pfizer, Inc.	88	0.45%	(200)
Fulgent Genetics, Inc.	83	0.33%	(201)
Altria Group, Inc.	109	0.61%	(218)
Quanex Building Products Corp.	159	0.43%	(232)
Waters Corp.	7	0.27%	(239)
EVERTEC, Inc.	234	1.00%	(299)
Innoviva, Inc.	348	0.49%	(357)
Merck & Company, Inc.	71	0.95%	(448)
Abbott Laboratories	84	1.07%	(698)
USANA Health Sciences, Inc.	110	0.87%	(794)
Royalty Pharma plc — Class A	162	0.74%	(1,005)
Eagle Pharmaceuticals, Inc.	140	0.50%	(1,237)
Total Consumer, Non-cyclical			3,228
Industrial
Standex International Corp.	71	1.10%	2,391
Dorian LPG Ltd.	179	0.45%	1,201
Snap-on, Inc.	30	0.93%	1,172
Advanced Energy Industries, Inc.	70	0.87%	1,022
Vishay Intertechnology, Inc.	327	0.93%	953
Eagle Materials, Inc.	38	0.70%	884
Donaldson Company, Inc.	114	0.94%	803
Mueller Industries, Inc.	67	0.62%	712
Graco, Inc.	122	1.12%	475
PGT Innovations, Inc.	94	0.30%	231
Illinois Tool Works, Inc.	37	1.14%	227
A O Smith Corp.	64	0.56%	173
Louisiana-Pacific Corp.	68	0.46%	119
Acuity Brands, Inc.	29	0.67%	50
Otis Worldwide Corp.	48	0.51%	41
Albany International Corp. — Class A	26	0.29%	(9)
Lindsay Corp.	13	0.25%	(75)
Simpson Manufacturing Company, Inc.	44	0.61%	(98)
GrafTech International Ltd.	304	0.19%	(101)
Lennox International, Inc.	14	0.44%	(163)
Packaging Corporation of America	60	1.05%	(199)
Timken Co.	30	0.31%	(201)
Masco Corp.	55	0.34%	(232)
ITT, Inc.	33	0.36%	(237)
3M Co.	24	0.32%	(475)
Sealed Air Corp.	69	0.40%	(497)
Sturm Ruger & Company, Inc.	135	0.98%	(708)
Total Industrial			7,459
Basic Materials
NewMarket Corp.	12	0.55%	683
Olin Corp.	67	0.47%	13
AdvanSix, Inc.	66	0.32%	(167)
Huntsman Corp.	158	0.55%	(192)
Total Basic Materials			337
Consumer, Cyclical
Allison Transmission Holdings, Inc.	180	1.03%	1,247
Boyd Gaming Corp.	133	1.08%	917
GMS, Inc.	67	0.49%	840
Brunswick Corp.	91	0.94%	633
Darden Restaurants, Inc.	51	1.00%	543
McDonald's Corp.	33	1.16%	519
DR Horton, Inc.	72	0.89%	374

Series Z (Alpha Opportunity Series) SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Haverty Furniture Companies, Inc.	93	0.37%	$358
Oxford Industries, Inc.	49	0.65%	329
Steven Madden Ltd.	119	0.54%	309
Methode Electronics, Inc.	55	0.30%	297
PulteGroup, Inc.	81	0.60%	248
KB Home	77	0.39%	183
Taylor Morrison Home Corp. — Class A	100	0.48%	175
Yum! Brands, Inc.	67	1.12%	113
WW Grainger, Inc.	5	0.43%	103
MDC Holdings, Inc.	137	0.67%	73
O'Reilly Automotive, Inc.	4	0.43%	64
Ethan Allen Interiors, Inc.	73	0.25%	31
MSC Industrial Direct Company, Inc. — Class A	65	0.69%	(29)
Murphy USA, Inc.	24	0.78%	(110)
Gentex Corp.	261	0.92%	(206)
BlueLinx Holdings, Inc.	13	0.11%	(267)
Buckle, Inc.	116	0.52%	(435)
Total Consumer, Cyclical			6,309
Financial
Evercore, Inc. — Class A	65	0.94%	548
S&T Bancorp, Inc.	138	0.55%	456
Virtus Investment Partners, Inc.	15	0.36%	297
Hilltop Holdings, Inc.	87	0.33%	95
NMI Holdings, Inc. — Class A	207	0.58%	88
Mastercard, Inc. — Class A	17	0.78%	56
Federated Hermes, Inc. — Class B	73	0.37%	29
Radian Group, Inc.	233	0.65%	27
International Bancshares Corp.	51	0.28%	(48)
Central Pacific Financial Corp.	35	0.08%	(121)
TowneBank	169	0.57%	(150)
Visa, Inc. — Class A	39	1.11%	(184)
Janus Henderson Group plc	109	0.37%	(200)
BOK Financial Corp.	12	0.13%	(226)
Marcus & Millichap, Inc.	72	0.29%	(308)
MGIC Investment Corp.	544	0.92%	(314)
Renasant Corp.	138	0.53%	(400)
Essent Group Ltd.	115	0.58%	(437)
Southside Bancshares, Inc.	116	0.49%	(747)
Bank of New York Mellon Corp.	121	0.69%	(756)
Mr Cooper Group, Inc.	118	0.61%	(794)
Preferred Bank/Los Angeles CA	71	0.49%	(819)
FNB Corp.	355	0.52%	(1,018)
Stewart Information Services Corp.	76	0.39%	(1,051)
FB Financial Corp.	146	0.57%	(1,077)
Hope Bancorp, Inc.	361	0.45%	(1,247)
Ameris Bancorp	105	0.48%	(1,331)
Total Financial			(9,632)
Technology
Cirrus Logic, Inc.	69	0.95%	2,586
Diodes, Inc.	36	0.42%	615
Analog Devices, Inc.	47	1.17%	553
Teradata Corp.	89	0.45%	517
Avid Technology, Inc.	104	0.42%	358
QUALCOMM, Inc.	44	0.71%	271
Kulicke & Soffa Industries, Inc.	47	0.31%	221
ON Semiconductor Corp.	45	0.47%	186
Veeco Instruments, Inc.	107	0.29%	165
Microchip Technology, Inc.	98	1.04%	(17)
NetApp, Inc.	35	0.28%	(39)
Cognizant Technology Solutions Corp. — Class A	37	0.28%	(61)
Silicon Laboratories, Inc.	13	0.29%	(64)
Seagate Technology Holdings plc	31	0.26%	(149)
Dropbox, Inc. — Class A	246	0.67%	(220)
Total Technology			4,922
Energy
Marathon Petroleum Corp.	46	0.78%	1,709
Exxon Mobil Corp.	78	1.08%	901
Valero Energy Corp.	33	0.58%	550
Antero Midstream Corp.	704	0.93%	345
Kinder Morgan, Inc.	418	0.92%	7
Magnolia Oil & Gas Corp. — Class A	88	0.24%	(21)
REX American Resources Corp.	90	0.32%	(54)
ONEOK, Inc.	33	0.26%	(137)
Occidental Petroleum Corp.	34	0.27%	(216)
DT Midstream, Inc.	86	0.54%	(357)
Total Energy			2,727
Utilities
MGE Energy, Inc.	123	1.20%	478
Chesapeake Utilities Corp.	36	0.58%	336
ONE Gas, Inc.	107	1.07%	319
National Fuel Gas Co.	81	0.59%	(231)
OGE Energy Corp.	245	1.16%	(331)
Clearway Energy, Inc. — Class C	229	0.90%	(513)
Total Utilities			58
Total GS Equity Long Custom Basket			$18,124

Series Z (Alpha Opportunity Series) SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Viad Corp.	282	(0.34)%	$6,958
Equifax, Inc.	108	(1.28)%	4,367
Healthcare Services Group, Inc.	589	(0.48)%	1,895
Dun & Bradstreet Holdings, Inc.	715	(0.49)%	1,761
Clarivate plc	1,041	(0.57)%	1,570
ManpowerGroup, Inc.	86	(0.42)%	505
GE HealthCare Technologies, Inc.	0	0.00%	(1)
Performance Food Group Co.	119	(0.42)%	(46)
TransUnion	377	(1.37)%	(393)
ABM Industries, Inc.	455	(1.20)%	(437)
Driven Brands Holdings, Inc.	895	(1.59)%	(978)
ICF International, Inc.	167	(1.07)%	(1,020)
GXO Logistics, Inc.	271	(0.80)%	(1,172)
FTI Consulting, Inc.	81	(0.93)%	(1,441)
ICU Medical, Inc.	142	(1.37)%	(4,141)
Total Consumer, Non-cyclical			7,427
Utilities
AES Corp.	1,059	(1.49)%	2,516
Spire, Inc.	157	(0.64)%	(35)
DTE Energy Co.	169	(1.08)%	(129)
Dominion Energy, Inc.	477	(1.56)%	(231)
Duke Energy Corp.	277	(1.56)%	(537)
Entergy Corp.	253	(1.59)%	(777)
CMS Energy Corp.	446	(1.60)%	(902)
Public Service Enterprise Group, Inc.	439	(1.60)%	(1,035)
Vistra Corp.	1,240	(1.74)%	(2,010)
Edison International	211	(0.87)%	(2,577)
Total Utilities			(5,717)
Consumer, Cyclical
MillerKnoll, Inc.	442	(0.55)%	7,422
Alaska Air Group, Inc.	342	(0.84)%	3,262
UniFirst Corp.	111	(1.14)%	2,699
American Airlines Group, Inc.	887	(0.77)%	2,629
Southwest Airlines Co.	419	(0.80)%	1,250
Royal Caribbean Cruises Ltd.	133	(0.51)%	1,134
Gap, Inc.	626	(0.37)%	1,016
United Airlines Holdings, Inc.	115	(0.30)%	691
Burlington Stores, Inc.	34	(0.40)%	631
Live Nation Entertainment, Inc.	73	(0.30)%	188
Hyatt Hotels Corp. — Class A	67	(0.44)%	11
Costco Wholesale Corp.	7	(0.20)%	(185)
Tesla, Inc.	18	(0.22)%	(294)
Delta Air Lines, Inc.	524	(1.07)%	(846)
Lululemon Athletica, Inc.	23	(0.49)%	(1,203)
Floor & Decor Holdings, Inc. — Class A	153	(0.88)%	(2,932)
Copart, Inc.	282	(1.24)%	(3,166)
Total Consumer, Cyclical			12,307
Financial
Bank of America Corp.	671	(1.14)%	6,221
Sun Communities, Inc.	184	(1.52)%	5,578
Raymond James Financial, Inc.	214	(1.17)%	4,698
Morgan Stanley	472	(2.42)%	4,666
Invitation Homes, Inc.	405	(0.74)%	4,547
Americold Realty Trust, Inc.	663	(1.10)%	3,934
Prudential Financial, Inc.	232	(1.12)%	3,739
Equitable Holdings, Inc.	660	(0.98)%	3,673
Allstate Corp.	183	(1.19)%	3,093
American Tower Corp. — Class A	93	(1.11)%	3,059
Alexandria Real Estate Equities, Inc.	108	(0.79)%	2,993
Assured Guaranty Ltd.	229	(0.67)%	2,563
Independence Realty Trust, Inc.	628	(0.59)%	2,393
Ventas, Inc.	411	(1.04)%	2,290
Howard Hughes Corp.	224	(1.05)%	2,229
Assurant, Inc.	79	(0.55)%	2,044
Equinix, Inc.	28	(1.18)%	2,017
Outfront Media, Inc.	707	(0.67)%	1,947
Brighthouse Financial, Inc.	246	(0.63)%	1,855
Healthcare Realty Trust, Inc.	1,341	(1.52)%	1,779
Citigroup, Inc.	330	(0.90)%	1,428
KKR & Company, Inc. — Class A	467	(1.43)%	1,399
Kennedy-Wilson Holdings, Inc.	1,578	(1.53)%	1,247
Kite Realty Group Trust	1,226	(1.50)%	1,233
Welltower, Inc.	280	(1.17)%	894
TFS Financial Corp.	710	(0.52)%	777
Rexford Industrial Realty, Inc.	375	(1.31)%	649
Apple Hospitality REIT, Inc.	315	(0.29)%	628
SoFi Technologies, Inc.	527	(0.19)%	609
Rayonier, Inc.	257	(0.50)%	156
Ryman Hospitality Properties, Inc.	210	(1.10)%	68
Apollo Global Management, Inc.	364	(1.34)%	(703)
Iron Mountain, Inc.	471	(1.46)%	(898)
Ares Management Corp. — Class A	310	(1.51)%	(1,319)
Progressive Corp.	158	(1.32)%	(2,064)
Total Financial			69,422
Basic Materials
Ashland, Inc.	119	(0.71)%	525
Royal Gold, Inc.	74	(0.56)%	(229)
Carpenter Technology Corp.	191	(0.50)%	(1,394)
Total Basic Materials			(1,098)
Technology
Atlassian Corp. — Class A	20	(0.20)%	102
Take-Two Interactive Software, Inc.	143	(1.00)%	(387)
Total Technology			(285)
Energy
Patterson-UTI Energy, Inc.	689	(0.47)%	3,734
Halliburton Co.	556	(1.03)%	3,623
NOV, Inc.	573	(0.62)%	2,469
Helmerich & Payne, Inc.	158	(0.33)%	2,207
Baker Hughes Co.	355	(0.60)%	1,136
Liberty Energy, Inc. — Class A	543	(0.41)%	636
Hess Corp.	118	(0.91)%	(539)
Valaris Ltd.	145	(0.55)%	(1,837)
Schlumberger Ltd.	266	(0.76)%	(2,274)
Total Energy			9,155
Communications
IAC, Inc.	227	(0.68)%	1,150
CDW Corp.	96	(1.09)%	696
Paramount Global — Class B	390	(0.51)%	55

Series Z (Alpha Opportunity Series) SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc. — Class A	362	(0.21)%	$47
Chewy, Inc. — Class A	87	(0.19)%	(87)
DoorDash, Inc. — Class A	62	(0.23)%	(123)
Walt Disney Co.	229	(1.34)%	(330)
Trade Desk, Inc. — Class A	62	(0.22)%	(430)
Warner Bros Discovery, Inc.	729	(0.64)%	(2,172)
Uber Technologies, Inc.	438	(0.81)%	(2,257)
Total Communications			(3,451)
Industrial
Stericycle, Inc.	331	(0.84)%	4,993
Stanley Black & Decker, Inc.	113	(0.53)%	4,965
Jacobs Solutions, Inc.	210	(1.44)%	795
Vulcan Materials Co.	74	(0.74)%	787
Ryder System, Inc.	53	(0.28)%	438
TD SYNNEX Corp.	93	(0.53)%	129
General Electric Co.	0	0 .00%	(2)
Waste Management, Inc.	138	(1.32)%	(11)
Kirby Corp.	151	(0.62)%	(217)
J.B. Hunt Transport Services, Inc.	63	(0.65)%	(324)
Teledyne Technologies, Inc.	29	(0.76)%	(427)
Tetra Tech, Inc.	55	(0.47)%	(792)
MSA Safety, Inc.	130	(1.01)%	(1,200)
Republic Services, Inc. — Class A	178	(1.41)%	(1,467)
Casella Waste Systems, Inc. — Class A	206	(1.00)%	(4,100)
Total Industrial			3,567
Total GS Equity Short Custom Basket			$91,327

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2023.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

See Sector Classification in Other Information section.

SeriesZ (Alpha Opportunity Series) SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,221,075	$–	$–	$3,221,075
Money Market Fund	230,113	–	–	230,113
Equity Custom Basket Swap Agreements**	–	217,794	–	217,794
Total Assets	$3,451,188	$217,794	$–	$3,668,982

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annunity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund	Investment Company Type
Series A (StylePlus ꟷ Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus ꟷ Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus ꟷ Small Growth Series)	Diversified
Series Y (StylePlus ꟷ Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM" or the "Adviser"), as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using a pricing service.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation ordepreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of other swap agreements entered into by a Fund is generally valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or custombasket of securities) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

subject to netting arrangements and offset in the

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under ta reverse repurchase agreement, A Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to dermine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreemen may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$206,481,963	$16,674,586	$(5,766,296)	$10,908,290
Series B (Large Cap Value Series)	171,401,432	40,203,642	(6,011,955)	34,191,687
Series D (World Equity Income Series)	110,444,662	6,848,510	(7,177,283)	(328,773)
Series E (Total Return Bond Series)	161,268,509	399,132	(17,324,784)	(16,925,652)
Series F (Floating Rate Strategies Series)	49,011,937	98,327	(2,090,872)	(1,992,545)
Series J (StylePlus—Mid Growth Series)	154,250,732	14,833,217	(3,888,687)	10,944,530
Series N (Managed Asset Allocation Series)	30,458,470	7,999,121	(1,758,173)	6,240,948
Series O (All Cap Value Series)	77,592,239	17,863,742	(3,207,040)	14,656,702
Series P (High Yield Series)	35,805,341	193,109	(4,912,407)	(4,719,298)
Series Q (Small Cap Value Series)	59,569,280	8,218,804	(6,206,767)	2,012,037
Series V (SMid Cap Value Series)	143,835,088	28,510,869	(10,608,610)	17,902,259
Series X (StylePlus—Small Growth Series)	25,061,574	2,071,197	(862,631)	1,208,566
Series Y (StylePlus—Large Growth Series)	40,767,373	5,157,871	(1,057,267)	4,100,604
Series Z (Alpha Opportunity Series)	3,466,420	350,164	(147,602)	202,562

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2023. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2023, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Higginbotham Insurance Agency, Inc.	11/25/26	$33,551	$403
	Lightning A	03/01/37	219,791	–
	Thunderbird A	03/01/37	220,627	–
			$473,969	$403
Series F (Floating Rate Strategies Series)
	Athenahealth Group, Inc.	02/15/29	54,348	3,533
	Authentic Brands	12/21/28	74,074	963
	Dermatology Intermediate Holdings III, Inc.	03/30/29	1,358	30
			$129,780	$4,526

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$—	$61
	FKRT
	2.21% due 11/30/58	09/24/21	749,998	730,697
	LSTAR Securities Investment Ltd.
	2021-1 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[2]	02/04/21	227,610	223,030
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	499,997	484,375
			$1,477,605	$1,438,163
Series P (High Yield Series)
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	$353,909	$18,529

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security is in default of interest and/or principal obligations.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.